UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05436
                                                    ------------

                          Phoenix Multi-Portfolio Fund
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,              John H. Beers, Esq.
   Counsel and Secretary for Registrant         Vice President and Counsel
      Phoenix Life Insurance Company          Phoenix Life Insurance Company
             One American Row                        One American Row
         Hartford, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ----------------

                      Date of fiscal year end: November 30
                                              -------------

                     Date of reporting period: May 31, 2006
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                                                                 MAY 31, 2006
--------------------------------------------------------------------------------


   SEMIANNUAL REPORT
--------------------------------------------------------------------------------

     o   PHOENIX EMERGING MARKETS BOND FUND

     o   PHOENIX INTERNATIONAL STRATEGIES FUND

     o   PHOENIX REAL ESTATE SECURITIES FUND

     o   PHOENIX TAX-EXEMPT BOND FUND


     TRUST NAME:                                     ? WOULDN'T YOU RATHER
     PHOENIX MULTI-PORTFOLIO FUND                      HAVE THIS DOCUMENT
                                                       E-MAILED TO YOU?

                                                       Eligible shareholders can
                                                       sign up for E-Delivery at
     [LOGO] PHOENIXFUNDS(SM)                           PhoenixFunds.com

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

      This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended May 31, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams--six Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,


/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

JUNE 2006

TABLE OF CONTENTS

Glossary ....................................................................  3

Phoenix Emerging Markets Bond Fund ..........................................  4

Phoenix International Strategies Fund ....................................... 13

Phoenix Real Estate Securities Fund ......................................... 24

Phoenix Tax-Exempt Bond Fund ................................................ 31

Notes to Financial Statements ............................................... 38


--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The Advisers and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC

American Municipal Bond Assurance Corporation

FGIC

Financial Guaranty Insurance Company

FNMA OR "FANNIE MAE"

Federal National Mortgage Association

FSA

Financial Security Assurance, Inc.

GDR (GLOBAL DEPOSITARY RECEIPT)

A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

GNMA OR "GINNIE MAE"

Government National Mortgage Association

MBIA

Municipal Bond Insurance Association

NVDR (NON-VOTING DEPOSITARY RECEIPT)

Trading instruments issued in place of stocks by the Stock Exchange of Thailand in order to simulate foreign investment in Thai companies. NVDR holders receive all financial benefits as a company's ordinary shareholders - dividends, right issues, or warrants - except voting rights.

PAYMENT-IN-KIND SECURITY (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

PSF

Permanent School Fund

Q-SBLF

Qualified School Board Loan Fund

RADIAN

Radian Asset Assurance, Inc.

REITS

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

XLCA

XL Capital Assurance

PHOENIX EMERGING MARKETS BOND FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Emerging Markets Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

    Emerging Markets          Beginning          Ending       Expenses Paid
       Bond Fund            Account Value    Account Value        During
        Class A           November 30, 2005   May 31, 2006       Period*
------------------------  -----------------  --------------   -------------
Actual                        $1,000.00         $1,016.80         $8.45

Hypothetical (5% return
     before expenses)          1,000.00          1,016.44          8.49

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.68%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

    Emerging Markets          Beginning          Ending       Expenses Paid
       Bond Fund            Account Value    Account Value        During
        Class B           November 30, 2005   May 31, 2006       Period*
------------------------  -----------------  --------------   -------------
Actual                        $1,000.00         $1,013.70         $12.20

Hypothetical (5% return
     before expenses)          1,000.00          1,012.66          12.27

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.43%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

    Emerging Markets          Beginning          Ending       Expenses Paid
       Bond Fund            Account Value    Account Value        During
        Class C           November 30, 2005   May 31, 2006       Period*
------------------------  -----------------  --------------   -------------
Actual                        $1,000.00         $1,013.60         $12.20

Hypothetical (5% return
     before expenses)          1,000.00          1,012.66          12.27

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.43%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Emerging Markets Bond Fund

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS (UNAUDITED)                                           5/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Brazil                          17%
Russia                          12
Mexico                          12
Turkey                          10
Philippines                      5
Venezuela                        5
Colombia                         5
Other                           34

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                          PAR
                                                         VALUE
                                                         (000)             VALUE
                                                      -----------     --------------
FOREIGN GOVERNMENT SECURITIES--47.6%

ARGENTINA--2.0%
Republic of Argentina 4.889%, 8/3/12(c) ............  $       438     $      402,351

Republic of Argentina PIK Interest Capitalization
5.83%, 12/31/33(c) .................................           33(f)          12,513

Republic of Argentina Series GDP 0%,
12/15/35(c) ........................................        2,050            188,677

Republic of Argentina Series PGDP 0%,
12/15/35(c) ........................................           97(f)           2,502

Republic of Argentina Series Pre8 2%, 1/3/10 .......          300(f)         165,747
                                                                      --------------
                                                                             771,790
                                                                      --------------

BRAZIL--11.5%
Federative Republic of Brazil 10.50%, 7/14/14 ......        1,750          2,085,125
Federative Republic of Brazil 7.875%, 3/7/15 .......          500            516,750
Federative Republic of Brazil 8.875%, 10/14/19 .....        1,700          1,851,300
                                                                      --------------
                                                                           4,453,175
                                                                      --------------

COLOMBIA--2.2%
Republic of Colombia 8.125%, 5/21/24 ...............          800            844,800

COSTA RICA--0.3%
Republic of Costa Rica RegS 8.05%, 1/31/13(e) ......          100            106,500

DOMINICAN REPUBLIC--0.6%
Dominican Republic 144A 8.625%, 4/20/27(b) .........          100            101,750
Dominican Republic RegS 9.50%, 9/27/11(e) ..........          118            126,809
                                                                      --------------
                                                                             228,559
                                                                      --------------

                                                          PAR
                                                         VALUE
                                                         (000)             VALUE
                                                      -----------     --------------
ECUADOR--1.5%
Republic of Ecuador 144A 9.375%, 12/15/15(b) .......  $       100     $      101,500
Republic of Ecuador RegS 9%, 8/15/30(c)(e) .........          500            493,750
                                                                      --------------
                                                                             595,250
                                                                      --------------

EL SALVADOR--1.3%
Republic of El Salvador 144A 7.625%,
9/21/34(b) .........................................          250            262,500

Republic of El Salvador RegS 7.65%, 6/15/35(e) .....          250            247,500
                                                                      --------------
                                                                             510,000
                                                                      --------------

INDONESIA--1.0%
Republic of Indonesia 144A 6.875%, 3/9/17(b) .......          400            392,760

PANAMA--1.2%
Republic of Panama 5.563%, 7/17/16(c) ..............          458            454,735

PERU--0.9%
Republic of Peru 7.35%, 7/21/25 ....................          235            229,595
Republic of Peru 8.75%, 11/21/33 ...................          100            111,500
                                                                      --------------
                                                                             341,095
                                                                      --------------

PHILIPPINES--4.3%
Republic of Philippines 8.375%, 2/15/11 ............        1,000          1,060,000
Republic of Philippines 8%, 1/15/16 ................          250            262,500
Republic of Philippines 9.50%, 2/2/30 ..............          300            346,500
                                                                      --------------
                                                                           1,669,000
                                                                      --------------

RUSSIA--3.6%
Russian Federation RegS 11%, 7/24/18(e) ............        1,000          1,393,750

                        See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                                                          PAR
                                                         VALUE
                                                         (000)             VALUE
                                                      -----------     --------------
SERBIA--1.1%
Republic of Serbia RegS 3.75%, 11/1/24(c)(e) .......  $       500     $      431,825

TURKEY--8.4%
Republic of Turkey 9.875%, 3/19/08 .................          800            847,000
Republic of Turkey 11%, 1/14/13 ....................        1,000          1,204,000
Republic of Turkey 9.50%, 1/15/14 ..................          700            794,500
Republic of Turkey 8%, 2/14/34 .....................          400            398,500
                                                                      --------------
                                                                           3,244,000
                                                                      --------------

UKRAINE--0.8%
Republic of Ukraine RegS 8.235%, 8/5/09(c)(e) ......          300            317,250

URUGUAY--2.1%
Republic of Uruguay 9.25%, 5/17/17 .................          200            220,000
Republic of Uruguay 8%, 11/18/22 ...................          600            597,000
                                                                      --------------
                                                                             817,000
                                                                      --------------

VENEZUELA--3.1%
Republic of Venezuela 10.75%, 9/19/13 ..............          500            601,250
Republic of Venezuela 9.25%, 9/15/27 ...............          500            599,250
                                                                      --------------
                                                                           1,200,500
                                                                      --------------

VIETNAM--1.7%
Socialist Republic of Vietnam 5.875%,
3/12/16(c) .........................................          687            685,573
------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $17,080,405)                                             18,457,562
------------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--44.6%

ARGENTINA--1.5%
Banco de Galicia y Buenos Aires RegS
8.19%, 1/1/10 (Diversified Banks)(c)(e) ............          100             99,500

Industrias Metalurgicas Pescarmona SA RegS
8.75%, 11/30/11 (Industrial Machinery)(c)(e) .......          200            171,000

Petrobras Energia SA RegS 9%, 5/1/09
(Oil & Gas Exploration & Production)(e) ............          300            309,750
                                                                      --------------
                                                                             580,250
                                                                      --------------

BARBADOS--1.3%
Sagicor Financial Ltd. 144A 7.50%, 5/12/16
(Multi-line Insurance)(b) ..........................          500            492,395

BRAZIL--4.6%
Banco Votorantim 144A 9.25%, 12/20/12
(Regional Banks)(b) ................................          530(h)         206,270

CSN Islands VIII Corp. 144A 9.75%, 12/16/13
(Steel)(b) .........................................          500            541,250

                                                          PAR
                                                         VALUE
                                                         (000)             VALUE
                                                      -----------     --------------
BRAZIL--CONTINUED
CSN Islands VIII Corp. RegS 9.75%, 12/16/13
(Steel)(e) .........................................  $       500     $      543,750

Vale Overseas Ltd. 6.25%, 1/11/16 (Steel) ..........          500            482,500
                                                                      --------------
                                                                           1,773,770
                                                                      --------------

COLOMBIA--2.8%
Compania de Desarrollo Aeropuerto Eldorado
SA 144A 10.19%, 5/31/11 (Airport Services)(b) ......          428            455,288

Transgas de Occidente SA 144A 9.79%, 11/1/10
(Oil & Gas Storage & Transportation)(b) ............          124            130,294

Transtel Intermedia SA 144A 12%, 6/1/16
(Integrated Telecommunication Services)(b) .........          500            492,500
                                                                      --------------
                                                                           1,078,082
                                                                      --------------

DOMINICAN REPUBLIC--0.3%
Autopistas del Nordeste Cayman Ltd.144A
9.39%, 1/15/26 (Highways & Railtracks)(b) ..........          101            101,174

EGYPT--0.7%
Petroleum Export Ltd. RegS 5.265%, 6/15/11
(Oil & Gas Exploration & Production)(e) ............          295            285,763

INDONESIA--0.6%
Excelcomindo Finance Co. BV 144A
7.125%, 1/18/13 (Integrated
Telecommunication Services)(b) .....................          250            245,000

IRELAND--0.7%
Sibacademfinance plc 144A 9%, 5/12/09
(Regional Banks)(b) ................................          250            249,219

JAMAICA--0.3%
Air Jamaica Ltd. RegS 9.375%, 7/8/15
(Airlines)(e) ......................................          100            102,250

KAZAKHSTAN--4.0%
Kazkommerts International BV RegS
8.50%, 4/16/13 (Diversified Banks)(e) ..............        1,100          1,150,215

TuranAlem Finance BV RegS 7.875%, 6/2/10
(Diversified Banks)(e) .............................          400            406,720
                                                                      --------------
                                                                           1,556,935
                                                                      --------------

LUXEMBOURG--0.5%
RSHB Capital SA (OJSC Russian Agriculture Bank)
144A 7.175%, 5/16/13 (Regional Banks)(b) ...........          200            200,000

MALAYSIA--1.2%
Sarawak International, Inc. 5.50%, 8/3/15
(Electric Utilities) ...............................          500            470,639

                        See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                                                          PAR
                                                         VALUE
                                                         (000)             VALUE
                                                      -----------     --------------
MEXICO--11.3%
America Movil SA de CV 5.50%, 3/1/14
(Wireless Telecommunication Services) ..............  $     1,000     $      932,048

America Movil SA de CV 9%, 1/15/16
(Wireless Telecommunication Services) ..............        5,000(g)         414,328

Banco Mercantil del Norte SA 144A
5.875%, 2/17/14 (Regional Banks)(b)(c) .............        1,000            990,000

Pemex Project Funding Master Trust 144A
8.625%, 12/1/23 (Oil & Gas Exploration
& Production)(b) ...................................        1,000          1,120,000

Telefonos de Mexico SA de CV 5.50%, 1/27/15
(Integrated Telecommunication Services) ............        1,000            924,904
                                                                      --------------
                                                                           4,381,280
                                                                      --------------

PERU--1.5%
Telefonica del Peru SA 144A 7.48%, 12/15/08
(Integrated Telecommunication Services)(b) .........          550            557,425

PHILIPPINES--0.7%
Philippine Long Distance Telephone Co.
Series E 10.50%, 4/15/09 (Integrated
Telecommunication Services) ........................          250            275,625

RUSSIA--7.2%
Edel Capital SA (Sinek) 7.70%, 8/3/15
(Oil & Gas Storage & Transportation) ...............        1,000          1,000,000

Gazprom OAO RegS 5.625%, 7/22/13
(Oil & Gas Storage & Transportation)(e) ............          492            482,453

Gazprom OAO (Morgan Stanley Bank AG)
144A 9.625%, 3/1/13 (Oil & Gas
Storage & Transportation)(b) .......................          250            289,375

Mobile Telesystems Finance SA RegS
8.375%, 10/14/10 (Wireless
Telecommunication Services)(e) .....................        1,000          1,027,600
                                                                      --------------
                                                                           2,799,428
                                                                      --------------

SRI LANKA--0.6%
Sri Lanka Telecom Ltd. 6.875%, 11/30/09
(Integrated Telecommunication Services) ............          250            243,230

TURKEY--1.4%
Bosphorus Financial Services Ltd. RegS
6.97%, 2/15/12 (Other Diversified
Financial Services)(c)(e) ..........................          550            550,000

UKRAINE--1.0%
Kyivstar GSM (Dresdner Bank AG) 144A
7.75%, 4/27/12 (Integrated Telecommunication
Services)(b) .......................................          250            250,000

                                                          PAR
                                                         VALUE
                                                         (000)             VALUE
                                                      -----------     --------------
UKRAINE--CONTINUED
The Export-Import Bank of Ukraine (Dresdner
Bank AG) 7.75%, 9/23/09 (Diversified Banks) ........  $       150     $      149,400
                                                                      --------------
                                                                             399,400
                                                                      --------------

UNITED STATES--0.4%
Cia deTransporte de Energia Electrica de
Altra Tension SA, RegS 3%, 12/15/16
(Electric Utilities)(c)(e) .........................          100             73,750

General Electric Capital Corp. 9.50%, 8/4/10
(Consumer Finance) .................................        1,000(g)          88,380
                                                                      --------------
                                                                             162,130
                                                                      --------------

VENEZUELA--2.0%
Cerro Negro Finance Ltd. RegS 7.33%, 12/1/09
(Distillers & Vintners)(e) .........................          381            370,309

Petrozuata Finance, Inc. 144A 8.37%, 10/1/22
(Integrated Oil & Gas)(b) ..........................          450            407,250
                                                                      --------------
                                                                             777,559
                                                                      --------------
------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $17,518,849)                                             17,281,554
------------------------------------------------------------------------------------

CREDIT LINKED NOTES--0.7%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
ING Bank N.V. (Russian Standard Bank)
144A 8.04%, 8/23/07(b) .............................        6,768(i)         250,270
------------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $240,589)                                                   250,270
------------------------------------------------------------------------------------

LOAN AGREEMENTS--0.9%

DIVERSIFIED BANKS--0.9%
OJSC St. Petersburg Industry & Construction
Bank (Deutsche Bank AG) 6.875%, 7/29/08 ............          350            349,930
------------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $353,943)                                                   349,930
------------------------------------------------------------------------------------

                                                        SHARES
                                                      -----------

DOMESTIC COMMON STOCKS--0.2%

DIVERSIFIED METALS & MINING--0.2%
Southern Copper Corp ...............................        1,000             85,150
------------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $96,171)                                                     85,150
------------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                                                        SHARES            VALUE
                                                      -----------     --------------
FOREIGN COMMON STOCKS(d)--1.8%

BRAZIL--0.3%
Petroleo Brasileiro SA Sponsored ADR
(Integrated Oil & Gas) .............................        1,300     $      112,905

CHINA--0.3%
China GrenTech Corp. Ltd. ADR
(Communications Equipment)(j) ......................       10,000            127,500

MEXICO--0.2%
Gruma S.A. de CV ADR (Packaged Foods &
Meats) .............................................        9,000             88,920

PHILIPPINES--0.3%
Philippine Long Distance Telephone Co.
Sponsored ADR (Integrated Telecommunication
Services) ..........................................        3,000            112,980

RUSSIA--0.3%
GAZPROM (Oil & Gas Storage &
Transportation) ....................................       11,000            115,449

SOUTH KOREA--0.3%
Kookmin Bank Sponsored ADR
(Diversified Banks) ................................        1,300            104,624

TURKEY--0.1%
Turkcell Iletisim Hizmetleri A.S. ADR (Wireless
Telecommunication Services) ........................        3,500             43,750
------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $844,135)                                                   706,128
------------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                      -----------     --------------
EXCHANGE TRADED FUNDS--0.7%

iShares MSCI Brazil Index Fund .....................        1,500     $       55,215
iShares MSCI Emerging Markets Index Fund ...........        2,100            196,770
                                                                      --------------
                                                                             251,985
                                                                      --------------
------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $267,621)                                                   251,985
------------------------------------------------------------------------------------

WARRANTS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Transtel Intermedia Strike 1.00 Colombian
Peso 6/1/16(j) .....................................          500                  0
------------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $15)                                                              0
------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.5%
(IDENTIFIED COST $36,401,728)                                             37,382,579
------------------------------------------------------------------------------------

                                                          PAR
                                                         VALUE
                                                         (000)
                                                      -----------
SHORT-TERM INVESTMENTS(k)--1.2%

COMMERCIAL PAPER--1.2%
UBS Finance Delaware LLC 5.05%, 6/1/06 .............  $       475            475,000
------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $475,000)                                                   475,000
------------------------------------------------------------------------------------
TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $36,876,728)                                             37,857,579(a)

Other assets and liabilities, net--2.3%                                      890,414
                                                                      --------------
NET ASSETS--100.0%                                                    $   38,747,993
                                                                      ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,670,180 and gross depreciation of $818,565 for federal income tax purposes. At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $37,005,964.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to a value of $7,881,220 or 20.3% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A corporate bond and a common stock are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

(f)   Par value represents Argentina Peso.

(g)   Par value represents Mexican Peso.

(h)   Par value represents Brazilian Real.

(i)   Par value represents Russian Ruble.

(j)   Non-income producing.

(k)   The rate shown is the discount rate.

                        See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $36,876,728)                                $    37,857,579
Cash                                                                    136,492
Receivables
   Dividends and interest                                               730,111
   Investment securities sold                                           525,456
   Fund shares sold                                                      32,366
Trustee retainer                                                          4,901
Prepaid expenses                                                         22,002
                                                                ---------------
     Total assets                                                    39,308,907
                                                                ---------------
LIABILITIES
Payables
   Investment securities purchased                                      234,238
   Fund shares repurchased                                              227,945
   Investment advisory fee                                               27,226
   Distribution and service fees                                         18,691
   Transfer agent fee                                                    17,774
   Financial agent fee                                                    4,760
   Other accrued expenses                                                30,280
                                                                ---------------
     Total liabilities                                                  560,914
                                                                ---------------
NET ASSETS                                                      $    38,747,993
                                                                ===============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $    60,936,439
Distributions in excess of net investment income                       (120,470)
Accumulated net realized loss                                       (23,047,429)
Net unrealized appreciation                                             979,453
                                                                ---------------
NET ASSETS                                                      $    38,747,993
                                                                ===============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $24,278,541)                   2,866,431
Net asset value per share                                       $          8.47
Offering price per share $8.47/(1-4.75%)                        $          8.89

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,905,458)                   1,561,084
Net asset value and offering price per share                    $          8.27

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,563,994)                      188,066
Net asset value and offering price per share                    $          8.32

                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2006
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                        $     1,609,873
Dividends                                                                 9,346
Foreign taxes withheld                                                     (297)
                                                                ---------------
     Total investment income                                          1,618,922
                                                                ---------------
EXPENSES
Investment advisory fee                                                 170,621
Service fees, Class A                                                    35,338
Distribution and service fees, Class B                                   76,001
Distribution and service fees, Class C                                   10,141
Financial agent fee                                                      30,006
Transfer agent                                                           50,010
Professional                                                             18,581
Registration                                                             16,487
Trustees                                                                 12,079
Custodian                                                                10,362
Printing                                                                  8,675
Miscellaneous                                                             9,569
                                                                ---------------
     Total expenses                                                     447,870
Less custodian fees paid indirectly                                        (534)
                                                                ---------------
     Net expenses                                                       447,336
                                                                ---------------

NET INVESTMENT INCOME (LOSS)                                          1,171,586
                                                                ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               2,007,550
Net realized gain (loss) on foreign currency transactions                (2,567)
Net realized gain (loss) on options                                       2,370
Net change in unrealized appreciation (depreciation) on
   investments                                                       (2,376,104)
Net change in unrealized appreciation (depreciation) on
   foreign currency transactions and translation                         (1,391)
                                                                ---------------
NET GAIN (LOSS) ON INVESTMENTS                                         (370,142)
                                                                ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    $       801,444
                                                                ===============

                        See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six Months
                                                                     Ended           Year Ended
                                                                  May 31, 2006      November 30,
                                                                  (Unaudited)           2005
                                                                ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                                 $     1,171,586    $     2,570,503
   Net realized gain (loss)                                           2,007,353            915,738
   Net change in unrealized appreciation (depreciation)              (2,377,495)         1,184,654
                                                                ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          801,444          4,670,895
                                                                ---------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                      (764,700)        (1,520,583)
   Net investment income, Class B                                      (367,661)        (1,297,548)
   Net investment income, Class C                                       (48,469)          (122,905)
                                                                ---------------    ---------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS         (1,180,830)        (2,941,036)
                                                                ---------------    ---------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (791,845 and 1,218,710 shares,
     respectively)                                                    6,927,178         10,309,554
   Net asset value of shares issued from reinvestment of
     distributions (62,793 and 114,909 shares, respectively)            544,735            964,645
   Cost of shares repurchased (1,195,453 and 864,222 shares,
     respectively)                                                  (10,346,080)        (7,265,368)
                                                                ---------------    ---------------
Total                                                                (2,874,167)         4,008,831
                                                                ---------------    ---------------
CLASS B
   Proceeds from sales of shares (19,598 and 120,825 shares,
     respectively)                                                      167,227            994,475
   Net asset value of shares issued from reinvestment of
     distributions (18,217 and 62,066 shares, respectively)             154,355            508,616
   Cost of shares repurchased (526,562 and 1,460,284 shares,
     respectively)                                                   (4,486,806)       (12,015,180)
                                                                ---------------    ---------------
Total                                                                (4,165,224)       (10,512,089)
                                                                ---------------    ---------------
CLASS C
   Proceeds from sales of shares (21,302 and 37,526 shares,
     respectively)                                                      181,511            311,400
   Net asset value of shares issued from reinvestment of
     distributions (3,680 and 9,138 shares, respectively)                31,386             75,419
   Cost of shares repurchased (77,549 and 66,661 shares,
     respectively)                                                     (659,785)          (550,716)
                                                                ---------------    ---------------
Total                                                                  (446,888)          (163,897)
                                                                ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS         (7,486,279)        (6,667,155)
                                                                ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                             (7,865,665)        (4,937,296)

NET ASSETS
   Beginning of period                                               46,613,658         51,550,954
                                                                ---------------    ---------------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME OF ($120,470) AND ($111,226),
     RESPECTIVELY)                                              $    38,747,993    $    46,613,658
                                                                ===============    ===============

                        See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS A
                                             -------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                      YEAR ENDED NOVEMBER 30
                                               MAY 31, 2006    -------------------------------------------------------------
                                               (UNAUDITED)       2005         2004      2003(5)      2002(4)(5)     2001(5)
Net asset value, beginning of period            $  8.56        $   8.25     $  8.07     $  6.80      $   6.58      $   6.96
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.24(2)         0.49(2)     0.47(2)     0.67          0.65(2)       0.85
   Net realized and unrealized gain (loss)        (0.09)           0.37        0.29        1.22          0.28         (0.31)
                                                -------        --------     -------     -------      --------      --------
      TOTAL FROM INVESTMENT OPERATIONS             0.15            0.86        0.76        1.89          0.93          0.54
                                                -------        --------     -------     -------      --------      --------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.24)          (0.55)      (0.58)      (0.62)        (0.57)        (0.92)
   Return of capital                                 --              --          --          --         (0.14)           --
                                                -------        --------     -------     -------      --------      --------
      TOTAL DISTRIBUTIONS                         (0.24)          (0.55)      (0.58)      (0.62)        (0.71)        (0.92)
                                                -------        --------     -------     -------      --------      --------
Change in net asset value                         (0.09)           0.31        0.18        1.27          0.22         (0.38)
                                                -------        --------     -------     -------      --------      --------
NET ASSET VALUE, END OF PERIOD                  $  8.47        $   8.56     $  8.25     $  8.07      $   6.80      $   6.58
                                                =======        ========     =======     =======      ========      ========
Total return(1)                                    1.68%(8)       10.78%       9.86%      28.94%        14.55%         7.42%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $24,279        $ 27,450     $22,583     $35,910      $ 31,401      $ 30,202
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.68%(7)        1.67%       1.53%       1.49%(3)      1.58%(3)      1.58%
   Net investment income                           5.44%(7)        5.83%       5.75%       7.73%         9.47%        12.50%
Portfolio turnover                                   88%(8)          33%        140%        491%          588%          932%

                                                                                 CLASS B
                                             -------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                     YEAR ENDED NOVEMBER 30
                                               MAY 31, 2006    -------------------------------------------------------------
                                               (UNAUDITED)       2005         2004      2003(6)      2002(4)(6)     2001(6)
Net asset value, beginning of period            $  8.36        $   8.07     $  7.91     $  6.68      $   6.47      $   6.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.20(2)         0.42(2)     0.40(2)     0.58          0.59(2)       0.80
   Net realized and unrealized gain (loss)        (0.08)           0.36        0.28        1.22          0.28         (0.33)
                                                -------        --------     -------     -------      --------      --------
      TOTAL FROM INVESTMENT OPERATIONS             0.12            0.78        0.68        1.80          0.87          0.47
                                                -------        --------     -------     -------      --------      --------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.21)          (0.49)      (0.52)      (0.57)        (0.53)        (0.86)
   Return of capital                                 --              --          --          --         (0.13)           --
                                                -------        --------     -------     -------      --------      --------
      TOTAL DISTRIBUTIONS                         (0.21)          (0.49)      (0.52)      (0.57)        (0.66)        (0.86)
                                                -------        --------     -------     -------      --------      --------
Change in net asset value                         (0.09)           0.29        0.16        1.23          0.21         (0.39)
                                                -------        --------     -------     -------      --------      --------
NET ASSET VALUE, END OF PERIOD                  $  8.27        $   8.36     $  8.07     $  7.91      $   6.68      $   6.47
                                                =======        ========     =======     =======      ========      ========
Total return(1)                                    1.37%(8)        9.94%       8.98%      27.91%        13.80%         6.68%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $12,905        $ 17,140     $26,853     $44,671      $ 46,865      $ 48,495
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.43%(7)        2.43%       2.29%       2.24%(3)      2.33%(3)      2.33%
   Net investment income                           4.67%(7)        5.08%       4.99%       7.02%         8.78%        11.76%
Portfolio turnover                                   88%(8)          33%        140%        491%          588%          932%

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3) For the periods ended November 30, 2003 and 2002 for Class A and for the periods ended November 30, 2003 and 2002 for Class B the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included the ratio of net operating expense would have been 0.01% lower than the ratio shown in the table.

(4) As required, effective December 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended November 30, 2002, was to decrease the ratio of net investment income to average net assets from 9.79% to 9.67% and from 9.02% to 8.91% for Class A and Class B respectively, decrease the net investment income
      (loss) per share from $0.61 to $0.60 for Class B and increase the net realized and unrealized gain (loss) per share from $0.26 to $0.27 for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under credit default and interest rate swap agreements previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A was to increase net investment income per share and to decrease net realized and unrealized gain (loss) per share by $0.02 for the period ended November 30, 2003, and to decrease net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.02 and $0.05 for the periods ended November 30, 2002 and 2001, respectively. The net investment income ratio increased by 0.31% for the period ended November 30, 2003 and decreased by 0.20% and 0.59% for the periods ended November 30, 2002 and 2001, respectively.

(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under credit default and interest rate swap agreements previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B was to increase net investment income per share and to decrease net realized and unrealized gain (loss) per share by $0.02 for the period ended November 30, 2003, and to decrease net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01, and $0.04 for the periods ended November 30, 2002 and 2001, respectively. The net investment income ratio increased by 0.30% for the period ended November 30, 2003 and decreased by 0.13% and 0.59% for the periods ended November 30, 2002 and 2001, respectively.

(7)   Annualized.

(8)   Not annualized.

                        See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS C
                                             -------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                     YEAR ENDED NOVEMBER 30
                                               MAY 31, 2006    -------------------------------------------------------------
                                               (UNAUDITED)       2005         2004      2003(4)      2002(3)(4)     2001(4)
Net asset value, beginning of period            $  8.41        $   8.12     $  7.95     $  6.73      $   6.51      $   6.89
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.20(2)         0.42(2)     0.40(2)     0.58          0.60(2)       0.81
   Net realized and unrealized gain (loss)        (0.08)           0.36        0.29        1.21          0.28         (0.33)
                                                -------        --------     -------     -------      --------      --------
      TOTAL FROM INVESTMENT OPERATIONS             0.12            0.78        0.69        1.79          0.88          0.48
                                                -------        --------     -------     -------      --------      --------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.21)          (0.49)      (0.52)      (0.57)        (0.53)        (0.86)
   Return of capital                                 --              --          --          --         (0.13)           --
                                                -------        --------     -------     -------      --------      --------
      TOTAL DISTRIBUTIONS                         (0.21)          (0.49)      (0.52)      (0.57)        (0.66)        (0.86)
                                                -------        --------     -------     -------      --------      --------
Change in net asset value                         (0.09)           0.29        0.17        1.22          0.22         (0.38)
                                                -------        --------     -------     -------      --------      --------
NET ASSET VALUE, END OF PERIOD                  $  8.32        $   8.41     $  8.12     $  7.95      $   6.73      $   6.51
                                                =======        ========     =======     =======      ========      ========
Total return(1)                                    1.36%(6)        9.88%       9.06%      27.54%        13.88%         6.65%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $ 1,564        $  2,024     $ 2,115     $ 3,418      $  2,783      $  2,399

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.43%(5)        2.43%       2.29%       2.24%         2.33%         2.33%
   Net investment income                           4.68%(5)        5.08%       4.98%       7.06%         8.71%        11.77%
Portfolio turnover                                   88%(6)          33%        140%        491%          588%          932%

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3) As required, effective December 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended November 30, 2002, was to decrease the ratio of net investment income to average net assets from 8.95% to 8.83%, and decrease the net investment income (loss) per share from $0.62 to $0.61 and increase the net realized and unrealized gain (loss) per share from $0.26 to $0.27. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under credit default and interest rate swap agreements previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C was to increase net investment income per share and to decrease net realized and unrealized gain (loss) per share by $0.03 for the period ended November 30, 2003 and to decrease net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01 and $0.04 for the periods ended November 30, 2002 and 2001, respectively. The net investment income ratio increased by 0.30% for the period ended November 30, 2003 and decreased by 0.12% and 0.60% for the periods ended November 30, 2002 and 2001, respectively.

(5)   Annualized.

(6)   Not annualized.

                        See Notes to Financial Statements

PHOENIX INTERNATIONAL STRATEGIES FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the International Strategies Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

     International             Beginning          Ending       Expenses Paid
    Strategies Fund          Account Value     Account Value       During
        Class A            November 30, 2005   May 31, 2006       Period*
------------------------   -----------------   -------------   -------------
Actual                         $1,000.00         $1,151.80         $8.40

Hypothetical (5% return
      before expenses)          1,000.00          1,017.03          7.90

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.57%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     International             Beginning          Ending       Expenses Paid
    Strategies Fund          Account Value     Account Value       During
        Class B            November 30, 2005   May 31, 2006       Period*
------------------------   -----------------   -------------   -------------
Actual                         $1,000.00         $1,147.20         $12.40

Hypothetical (5% return
      before expenses)          1,000.00          1,013.24          11.69

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.32%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     International             Beginning          Ending       Expenses Paid
    Strategies Fund          Account Value     Account Value       During
        Class C            November 30, 2005   May 31, 2006       Period*
------------------------   -----------------   -------------   -------------
Actual                         $1,000.00         $1,147.80         $12.32

Hypothetical (5% return
      before expenses)          1,000.00          1,013.32          11.62

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.30%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix International Strategies Fund

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS (UNAUDITED)                                           5/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Japan                                 22%
United Kingdom                        19
France                                11
Germany                                9
Switzerland                            5
Australia                              5
Netherlands                            5
Other                                 24

                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                        SHARES            VALUE
                                                      -----------     --------------
FOREIGN COMMON STOCKS(c) --97.7%

AUSTRALIA--5.2%
BHP Billiton Ltd. (Diversified Metals & Mining) ....       13,177     $      286,782

Commonwealth Bank of Australia
(Diversified Banks) ................................       12,222            398,310

Leighton Holdings Ltd. (Construction &
Engineering) .......................................        4,562             59,430

Orica Ltd. (Diversified Chemicals) .................       17,255            306,332

Publishing & Broadcasting Ltd.
(Broadcasting & Cable TV) ..........................       34,536            484,251

QBE Insurance Group Ltd. (Property &
Casualty Insurance) ................................        3,758             60,840

Rio Tinto Ltd. (Diversified Metals & Mining) .......       21,199          1,248,841
Santos Ltd. (Oil & Gas Exploration & Production) ...      105,048            913,281

Westfield Group (Real Estate Management &
Development) .......................................       24,360            298,545

Woodside Petroleum Ltd. (Oil & Gas
Exploration & Production) ..........................        2,808             92,989

Zinifex Ltd. (Diversified Metals & Mining) .........       49,259
                                                                             436,993
                                                                      --------------
                                                                           4,586,594
                                                                      --------------
AUSTRIA--0.2%
Voestalpine AG (Steel) .............................        1,386            196,771

BELGIUM--2.2%
Fortis BB (Other Diversified Financial Services)(e)         9,800            357,746

                                                        SHARES            VALUE
                                                      -----------     --------------
BELGIUM--CONTINUED
Fortis NA (Other Diversified Financial Services)(f)        28,100     $    1,024,008
KBC Groep N.V. (Diversified Banks) .................        4,816            517,667
                                                                      --------------
                                                                           1,899,421
                                                                      --------------
CANADA--1.3%
Goldcorp, Inc. (Gold) ..............................       20,600            633,055
Teck Cominco Ltd. Class B (Gold) ...................        8,500            540,944
                                                                      --------------
                                                                           1,173,999
                                                                      --------------
CHILE--0.0%
Compania de Telecomunicaciones de Chile SA
Sponsored ADR (Integrated Telecommunication
Services) ..........................................        1,300             10,465

CHINA--2.0%
ASM Pacific Technology Ltd. (Semiconductor
Equipment) .........................................       25,000            128,858

China Petroleum & Chemical Corp. Class H
(Integrated Oil & Gas) .............................      533,000            320,061

Kazakhmys plc (Diversified Metals & Mining) ........        4,773            101,595
PetroChina Co. Ltd. Class H (Integrated Oil & Gas) .      900,000            973,771

Truly International Holdings Ltd. (Electronic
Equipment Manufacturers) ...........................       10,000             13,686

Yanzhou Coal Mining Co. Ltd. (Coal &
Consumable Fuels) ..................................      252,000            181,347
                                                                      --------------
                                                                           1,719,318
                                                                      --------------
DENMARK--0.6%
Danske Bank A/S (Diversified Banks) ................       13,000            496,508

                       See Notes to Financial Statements

Phoenix International Strategies Fund

                                                        SHARES            VALUE
                                                      -----------     --------------
FRANCE--11.3%
Air France-KLM (Airlines) ..........................        8,774     $      189,027
Alcatel SA (Communications Equipment)(b) ...........       43,100            572,483
Alstom (Heavy Electrical Equipment)(b) .............        5,000            424,988

Assurances Generales de France
(Multi-line Insurance) .............................        2,250            272,497

AXA SA (Multi-line Insurance) ......................       15,000            522,009
BNP Paribas SA (Diversified Banks) .................        7,843            731,732

Bouygues SA (Wireless Telecommunication
Services) ..........................................        7,800            424,261

Capgemini SA (IT Consulting & Other Services) ......        8,300            455,763
Carrefour SA (Hypermarkets & Super Centers) ........        6,300            365,805
Lafarge SA (Construction Materials) ................        3,400            407,620
Sanofi-aventis (Pharmaceuticals) ...................        8,000            754,852
Societe Generale (Diversified Banks) ...............        8,921          1,375,722
Suez SA (Multi-Utilities) ..........................       12,000            462,033
Technip SA (Oil & Gas Equipment & Services) ........        6,075            364,566
Total SA (Integrated Oil & Gas) ....................       16,800          1,089,690
Vallourec SA (Industrial Machinery) ................          444            557,398
Vivendi Universal SA (Movies & Entertainment) ......       26,395            947,742
                                                                      --------------
                                                                           9,918,188
                                                                      --------------
GERMANY--8.3%
Allianz AG Registered Shares (Multi-line Insurance)         3,400            530,994
BASF AG (Diversified Chemicals) ....................        7,757            632,066

Bayerische Motoren Werke AG
(Automobile Manufacturers) .........................       13,102            674,973

Commerzbank AG (Diversified Banks) .................        7,954            299,738

Deutsche Lufthansa AG Registered
Shares (Airlines) ..................................       36,239            634,822

E.ON AG (Electric Utilities) .......................        6,056            702,139
Fresenius Medical Care AG (Health Care Services) ...        2,800            314,426
MAN AG (Industrial Machinery) ......................       13,249            955,717
Metro AG (Hypermarkets & Super Centers) ............       10,600            599,137
Puma AG Rudolf Dassler Sport (Footwear) ............          738            270,463
Salzgitter AG (Steel) ..............................        4,592            403,067
SAP AG (Application Software) ......................        1,600            336,582

Solarworld AG (Electrical Components & Equipment) ..          775            216,556

Volkswagen AG (Automobile Manufacturers) ...........       10,829            769,110
                                                                      --------------
                                                                           7,339,790
                                                                      --------------
GREECE--0.5%
Alpha Bank A.E. (Diversified Banks) ................       18,900            472,406

HONG KONG--3.0%
Bank of East Asia, Ltd. (Diversified Banks) ........       27,600            104,749

                                                        SHARES            VALUE
                                                      -----------     --------------
HONG KONG--CONTINUED
Cheung Kong Holdings Ltd. (Real Estate
Management & Development) ..........................       40,000     $      431,693

China Mobile Ltd. (Wireless
Telecommunication Services) ........................       50,000            257,908

China Netcom Group Corp. (Integrated
Telecommunication Services) ........................       42,500             67,017

CNOOC Ltd. (Oil & Gas Exploration & Production) ....      253,000            194,433

Guangdong Investments Ltd.
(Industrial Conglomerates) .........................      676,000            247,009

Jiangxi Copper Co. Ltd. (Real Estate
Management & Development) ..........................      224,000            211,113

Solomon Systech International Ltd.
(Semiconductors) ...................................      704,000            241,761

Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..........................       42,000            433,945

Television Broadcasts Ltd.
(Broadcasting & Cable TV) ..........................       47,000            270,803

VTech Holdings Ltd. (Communications Equipment) .....       45,572            201,834
                                                                      --------------
                                                                           2,662,265
                                                                      --------------
ITALY--2.4%
ENI S.p.A. (Integrated Oil & Gas) ..................       50,798          1,531,724
UniCredito Italiano S.p.A. (Diversified Banks) .....       71,600            545,725
                                                                      --------------
                                                                           2,077,449
                                                                      --------------
JAPAN--21.6%
Abilit Corp. (Leisure Products) ....................        1,600             18,333
AEON Co. Ltd. (Hypermarkets & Super Centers) .......       46,500            995,857
Canon, Inc. (Office Electronics) ...................       10,000            700,023
Central Japan Railway Co. (Railroads) ..............           32            319,395
Chiba Bank Ltd. (The) (Regional Banks) .............       15,000            135,600
Daiwa House Industry Co. Ltd. (Homebuilding) .......       20,000            316,415
Fujikura Ltd. (Electrical Components & Equipment) ..       29,000            327,753
Glory Ltd. (Industrial Machinery) ..................        1,300             26,562

Kabu.Com Securities Co., Ltd. (Investment
Banking & Brokerage) ...............................           53            105,830

Kaneka Corp. (Commodity Chemicals) .................       16,000            155,209
Kao Corp. (Household Products) .....................       16,000            399,201
KDDI Corp. (Wireless Telecommunication Services) ...          285          1,787,971

Keyence Corp. (Electronic Equipment
Manufacturers) .....................................        1,300            334,814

KOMATSU Ltd. (Construction & Farm Machinery &
Heavy Trucks) ......................................       27,000            544,360

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                                                        SHARES            VALUE
                                                      -----------     --------------
JAPAN--CONTINUED
Matsui Securities Co., Ltd. (Investment Banking &
Brokerage) .........................................       19,700     $      217,348

Mazda Motor Corp. (Automobile Manufacturers) .......       67,000            405,266

Millea Holdings, Inc. (Property &
Casualty Insurance) ................................           36            637,171

Mitsui Sumitomo Insurance Co. Ltd. (Property &
Casualty Insurance) ................................       31,000            381,341

Mizuho Financial Group, Inc. (Diversified Banks) ...          130          1,057,401
Momiji Holdings, Inc. (Regional Banks)(b) ..........           12             31,418

Murata Manufacturing Co. Ltd. (Electronic
Equipment Manufacturers) ...........................        9,900            645,635

Nikko Cordial Corp. (Investment Banking &
Brokerage) .........................................       27,000            398,396

Nippon Oil Corp. (Oil & Gas Refining & Marketing) ..       70,000            514,016

Nissan Diesel Motor Co. Ltd. (Construction &
Farm Machinery & Heavy Trucks) .....................        8,000             39,736

Nissin Kogyo Co. Ltd (Auto Parts & Equipment) ......       14,700            266,126

Nomura Holdings, Inc. (Investment Banking &
Brokerage) .........................................       20,800            409,572

NTT DoCoMo, Inc. (Wireless Telecommunication
Services) ..........................................          257            417,815

OMRON Corp. (Electronic Equipment
Manufacturers) .....................................       20,000            547,000

ORIX Corp. (Consumer Finance) ......................        3,290            950,839

SBI Holdings, Inc. (Asset Management &
Custody Banks) .....................................          195             90,012

Secom Co. Ltd. (Specialized Consumer Services) .....       10,000            505,298
Sekisui House Ltd. (Homebuilding) ..................       45,000            634,953
Sharp Corp. (Consumer Electronics) .................       25,000            417,369

Shinko Electric Industries Co., Ltd.
(Semiconductors) ...................................        5,700            150,603

Shinsei Bank Ltd. (Regional Banks) .................       78,000            519,702

Sumitomo Trust & Banking Co. Ltd. (The)
(Diversified Banks) ................................       85,000            817,798

Suzuki Motor Corp. (Automobile Manufacturers) ......       25,900            603,126

Tokyo Electric Power Co., Inc. (The)
(Electric Utilities) ...............................       13,600            373,631

Tokyo Electron Ltd. (Semiconductor Equipment) ......       13,300            945,170
Tokyo Steel Manufacturing Co., Ltd. (Steel) ........          700             15,594

                                                        SHARES            VALUE
                                                      -----------     --------------
JAPAN--CONTINUED
Yamaha Motor Co. Ltd. (Motorcycle
Manufacturers) .....................................       28,300     $      760,498

Yamato Kogyo Co., Ltd. (Steel) .....................        3,100             68,674
                                                                      --------------
                                                                          18,988,831
                                                                      --------------
MALAYSIA--0.4%
British American Tobacco Malaysia Berhad
(Tobacco) ..........................................        1,700             18,845

DiGi.Com Berhad (Integrated Telecommunication
Services)(b) .......................................       77,400            215,296

Shell Refining Co. (Oil & Gas Refining &
Marketing) .........................................        4,500             12,660

Telekom Malaysia Berhad (Integrated
Telecommunication Services) ........................       30,300             75,165
                                                                      --------------
                                                                             321,966
                                                                      --------------
NETHERLANDS--4.7%
Akzo Nobel N.V. (Diversified Chemicals) ............        5,386            291,308
ASML Holding N.V. (Semiconductor Equipment)(b) .....       20,300            411,584
Heineken NV (Brewers)(b) ...........................       14,397            575,565

ING Groep N.V. (Other Diversified Financial
Services) ..........................................       61,816          2,421,604

Wolters Kluwer N.V. (Publishing & Printing) ........       17,900            422,884
                                                                      --------------
                                                                           4,122,945
                                                                      --------------
NORWAY--0.5%
Orkla ASA (Industrial Conglomerates) ...............          525             25,926
Statoil ASA (Integrated Oil & Gas) .................       13,300            390,556
                                                                      --------------
                                                                             416,482
                                                                      --------------
RUSSIA--0.7%
LUKOIL Sponsored ADR (Integrated Oil & Gas) ........        5,300            412,605

Mobile TeleSystems OJSC Sponsored ADR
(Wireless Telecommunication Services) ..............        7,000            210,000
                                                                      --------------
                                                                             622,605
                                                                      --------------
SINGAPORE--0.3%
United Overseas Bank Ltd. (Diversified Banks) ......       26,000            246,125

SOUTH KOREA--0.1%
Samsung Electronics Co. Ltd. GDR
(Semiconductors) ...................................          175             56,625

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                                                        SHARES            VALUE
                                                      -----------     --------------
SPAIN--4.4%
Banco Bilbao Vizcaya Argentaria SA
(Diversified Banks) ................................       97,195     $    2,015,666

Banco Santander Central Hispano SA
(Diversified Banks) ................................      113,365          1,636,011

Fomento de Construcciones y Contratas SA
(Construction & Engineering) .......................        2,312            177,640
                                                                      --------------
                                                                           3,829,317
                                                                      --------------
SWEDEN--0.7%
Jm AB (Construction & Engineering) .................          467             31,987
Lindex AB (Apparel Retail)(b) ......................        4,000             59,812

Securitas AB Class B (Diversified Commercial &
Professional Services) .............................       20,100            383,763

SKF AB Class B (Industrial Machinery) ..............       11,400            180,649
                                                                      --------------
                                                                             656,211
                                                                      --------------
SWITZERLAND--5.2%
Actelion Ltd. Registered Shares
(Automotive Retail)(b) .............................          399             46,500

Novartis AG Registered Shares (Pharmaceuticals) ....       15,700            870,648

Phonak Holding AG Registered Shares (Health
Care Equipment) ....................................        1,930            111,002

Roche Holding AG Registered Shares
(Pharmaceuticals) ..................................        6,900          1,075,043

Swiss Life Holding (Life & Health Insurance)........          327             75,648

UBS AG Registered Shares (Diversified
Capital Markets) ...................................        5,000            566,601

Zurich Financial Services AG Registered Shares
(Multi-line Insurance)(b) ..........................        8,190          1,852,052
                                                                      --------------
                                                                           4,597,494
                                                                      --------------
TAIWAN--1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.
(Semiconductors) ...................................      509,748            955,934

THAILAND--0.6%
Advanced Info Service Public Co. plc NVDR
(Wireless Telecommunication Services) ..............      116,000            281,483

Bangkok Bank plc NVDR (Regional Banks) .............      100,900            273,010
                                                                      --------------
                                                                             554,493
                                                                      --------------

                                                        SHARES            VALUE
                                                      -----------     --------------
UNITED KINGDOM--19.2%
Antofagasta plc (Diversified Metals & Mining) ......       38,985     $    1,521,249

Ashtead Group plc (Trading Companies &
Distributors) ......................................       42,061            157,449

AstraZeneca plc (Pharmaceuticals) ..................       39,271          2,075,898
Aviva plc (Multi-line Insurance) ...................       39,300            545,112
BAE Systems plc (Aerospace & Defense) ..............       49,000            350,255
Barclays plc (Diversified Banks) ...................       41,600            481,173
British American Tobacco plc (Tobacco) .............       59,000          1,475,280

British Sky Broadcasting plc (Broadcasting &
Cable TV) ..........................................       44,000            436,746

Catlin Group Ltd. (Property & Casualty Insurance) ..        1,256              9,863

Drax Group plc (Electric Utilities)(b) .............       13,146            203,410
Emap plc (Publishing & Printing) ...................       79,256          1,298,180
GlaxoSmithKline plc (Pharmaceuticals) ..............       43,500          1,203,001
HSBC Holdings plc (Diversified Banks) ..............       96,708          1,679,444
Legal & General Group plc (Life & Health
Insurance) .........................................      213,300            511,125
Marks & Spencer Group plc (Department Stores) ......       64,077            651,020
National Grid plc (Multi-Utilities) ................        4,137             46,976
NETeller plc (Other Diversified Financial
Services)(b) .......................................       14,300            167,752

Next plc (Department Stores) .......................        3,415            103,894
Rolls-Royce Group plc (Aerospace & Defense) ........       83,576            645,908

Rolls-Royce Group plc Class B (Aerospace &
Defense)(b) ........................................    4,496,389              8,787

SABMiller plc (Brewers) ............................       10,478            195,896
Scottish & Newcastle plc (Brewers) .................       42,200            391,444
Scottish Power plc Class B (Electric Utilities)(b) .       13,663             92,369
Smiths Group plc (Industrial Conglomerates) ........       25,000            415,249
Sportingbet plc (Casinos & Gaming) .................       19,900            156,774
Standard Chartered plc (Diversified Banks) .........       43,005          1,055,532

Vodafone Group plc (Wireless Telecommunication
Services) ..........................................      439,600          1,012,010
                                                                      --------------
                                                                          16,891,796
                                                                      --------------
UNITED STATES--0.9%
AEGON N.V. (Life & Health Insurance) ...............        6,074            102,439
Royal Dutch Shell plc Class A (Integrated
Oil & Gas) .........................................       20,900            690,890
                                                                      --------------
                                                                             793,329
                                                                      --------------
VENEZUELA--0.3%
Compania Anonima Nacional Telefonos de Venezuela
ADR (Integrated Telecommunication Services) ........       14,800            278,092
------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $72,420,822)                                             85,885,420
------------------------------------------------------------------------------------

                       See Notes to Financial Statements

Phoenix International Strategies Fund

                                                        SHARES            VALUE
                                                      -----------     --------------
RIGHTS--0.0%

FRANCE--0.0%
Arkema Total SA, Exp 6/26/06 exercise price
88.70 Euros (Diversified Chemicals)(b) .............        4,200     $       14,908
------------------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                          14,908
------------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS(c)-- 1.0%

GERMANY--1.0%
Porsche AG Pfd 0.67% (Automobile
Manufacturers) .....................................          849            825,299
------------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $646,495)                                                   825,299
------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $73,067,317)                                             86,725,627
------------------------------------------------------------------------------------

                                                          PAR
                                                         VALUE
                                                         (000)
                                                      -----------
SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(d)--0.7%
UBS Finance Delaware LLC
5.05%, 6/1/06 ......................................      $   615            615,000
------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $615,000)                                                   615,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $73,682,317)                                             87,340,627(a)

Other assets and liabilities, net--0.6%                                      550,158
                                                                      --------------
NET ASSETS--100.0%                                                    $   87,890,785
                                                                      ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,397,399 and gross depreciation of $836,526 for federal income tax purposes. At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $73,779,754.

(b)   Non-income producing.

(c) Common and preferred stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

(e)   Shares traded on Brussels Exchange.

(f)   Shares traded on Amsterdam Exchange.

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                            INDUSTRY DIVERSIFICATION
         AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace & Defense ..................................................      1.2%

Airlines .............................................................      0.9

Apparel Retail .......................................................      0.1

Application Software .................................................      0.4

Asset Management & Custody Banks .....................................      0.1

Auto Parts & Equipment ...............................................      0.3

Automobile Manufacturers .............................................      3.8

Automotive Retail ....................................................      0.0

Brewers ..............................................................      1.3

Broadcasting & Cable TV ..............................................      1.4

Casinos & Gaming .....................................................      0.2

Coal & Consumable Fuels ..............................................      0.2

Commodity Chemicals ..................................................      0.2

Communications Equipment .............................................      0.9

Construction & Engineering ...........................................      0.3

Construction & Farm Machinery & Heavy Trucks .........................      0.7

Construction Materials ...............................................      0.5

Consumer Electronics .................................................      0.5

Consumer Finance .....................................................      1.1

Department Stores ....................................................      0.9

Diversified Banks ....................................................     16.1

Diversified Capital Markets ..........................................      0.6

Diversified Chemicals ................................................      1.4

Diversified Commercial & Professional Services .......................      0.4

Diversified Metals & Mining ..........................................      4.1

Electric Utilities ...................................................      1.6

Electrical Components & Equipment ....................................      0.6

Electronic Equipment Manufacturers ...................................      1.8

Footwear .............................................................      0.3

Gold .................................................................      1.3

Health Care Equipment ................................................      0.1

Health Care Services .................................................      0.4

Heavy Electrical Equipment ...........................................      0.5

Homebuilding .........................................................      1.1

Household Products ...................................................      0.5%

Hypermarkets & Super Centers .........................................      2.3

IT Consulting & Other Services .......................................      0.5

Industrial Conglomerates .............................................      0.8

Industrial Machinery .................................................      2.0

Integrated Oil & Gas .................................................      6.2

Integrated Telecommunication Services ................................      0.7

Investment Banking & Brokerage .......................................      1.3

Leisure Products .....................................................      0.0

Life & Health Insurance ..............................................      0.8

Motorcycle Manufacturers .............................................      0.9

Movies & Entertainment ...............................................      1.1

Multi-Sector Holdings ................................................      1.2

Multi-Utilities ......................................................      0.6

Multi-line Insurance .................................................      4.3

Office Electronics ...................................................      0.8

Oil & Gas Equipment & Services .......................................      0.4

Oil & Gas Exploration & Production ...................................      1.4

Oil & Gas Refining & Marketing .......................................      0.6

Other Diversified Financial Services .................................      3.4

Pharmaceuticals ......................................................      6.9

Property & Casualty Insurance ........................................      1.2

Publishing & Printing ................................................      2.0

Railroads ............................................................      0.4

Real Estate Management & Development .................................      1.6

Regional Banks .......................................................      1.1

Semiconductor Equipment ..............................................      1.7

Semiconductors .......................................................      1.6

Specialized Consumer Services ........................................      0.6

Steel ................................................................      0.8

Tobacco ..............................................................      1.7

Trading Companies & Distributors .....................................      0.2

Wireless Telecommunication Services ..................................      5.1
                                                                          -----
                                                                          100.0%
                                                                          =====

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value,
   (Identified cost $73,682,317)                                $    87,340,627
Foreign currency at value
   (Identified cost $321,196)                                           320,489
Cash                                                                      6,973
Receivables
   Investment securities sold                                           421,896
   Dividends                                                            282,653
   Tax reclaims                                                          69,651
   Fund shares sold                                                      32,096
Trustee retainer                                                          3,652
Prepaid expenses                                                         24,081
                                                                ---------------
     Total assets                                                    88,502,118
                                                                ---------------
LIABILITIES
Payables
   Investment securities purchased                                      308,451
   Fund shares repurchased                                              142,514
   Investment advisory fee                                               59,700
   Transfer agent fee                                                    40,172
   Distribution and service fees                                         25,815
   Financial agent fee                                                    8,315
   Other accrued expenses                                                26,366
                                                                ---------------
     Total liabilities                                                  611,333
                                                                ---------------
NET ASSETS                                                      $    87,890,785
                                                                ===============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $    89,286,018
Undistributed net investment income                                     599,631
Accumulated net realized loss                                       (15,660,575)
Net unrealized appreciation                                          13,665,711
                                                                ---------------
NET ASSETS                                                      $    87,890,785
                                                                ===============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $79,054,070)                   6,329,628
Net asset value per share                                       $         12.49
Offering price per share $12.49/(1-5.75%)                       $         13.25

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,666,045)                      581,693
Net asset value and offering price per share                    $         11.46

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,170,670)                      190,060
Net asset value and offering price per share                    $         11.42

                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2006
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                       $     1,436,204
Interest                                                                 21,630
Foreign taxes withheld                                                 (114,502)
                                                                ---------------
     Total investment income                                          1,343,332
                                                                ---------------

EXPENSES
Investment advisory fee                                                 377,806
Service fees, Class A                                                   100,323
Distribution and service fees, Class B                                   33,523
Distribution and service fees, Class C                                    9,661
Financial agent fee                                                      46,423
Transfer agent                                                          103,262
Custodian                                                                23,528
Professional                                                             17,981
Registration                                                             16,483
Printing                                                                 16,410
Trustees                                                                 12,813
Miscellaneous                                                            14,656
                                                                ---------------
     Total expenses                                                     772,869
Less advisory fees waived                                               (44,448)
Custodian fees paid indirectly                                             (408)
                                                                ---------------
     Net expenses                                                       728,013
                                                                ---------------
NET INVESTMENT INCOME (LOSS)                                            615,319
                                                                ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                               3,584,796
Net realized gain (loss) on foreign currency transactions                67,137
Net change in unrealized appreciation (depreciation) on
   investments                                                        7,794,600
Net change in unrealized appreciation (depreciation) on
   foreign currency transactions and translation                          9,465
                                                                ---------------
NET GAIN (LOSS) ON INVESTMENTS                                       11,455,998
                                                                ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    $    12,071,317
                                                                ===============

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     Six Months
                                                                        Ended           Year Ended
                                                                    May 31, 2006       November 30,
                                                                     (Unaudited)           2005
                                                                   ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                                    $       615,319    $       686,467
   Net realized gain (loss)                                              3,651,933         15,314,542
   Net change in unrealized appreciation (depreciation)                  7,804,065         (7,583,713)
                                                                   ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          12,071,317          8,417,296
                                                                   ---------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                         (793,352)        (1,135,171)
   Net investment income, Class B                                          (31,998)           (99,292)
   Net investment income, Class C                                           (8,615)           (19,583)
                                                                   ---------------    ---------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS              (833,965)        (1,254,046)
                                                                   ---------------    ---------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (810,339 and 2,383,721 shares,
     respectively)                                                       9,678,461         25,281,189
   Net asset value of shares issued from reinvestment of
     distributions (67,542 and 108,314 shares, respectively)               769,298          1,084,738
   Cost of shares repurchased (1,057,146 and 1,872,210
     shares, respectively)                                             (12,856,060)       (19,332,754)
                                                                   ---------------    ---------------
Total                                                                   (2,408,301)         7,033,173
                                                                   ---------------    ---------------
CLASS B
   Proceeds from sales of shares (109,344 and 173,336 shares,
     respectively)                                                       1,211,516          1,642,764
   Net asset value of shares issued from reinvestment of
     distributions (2,825 and 9,511 shares, respectively)                   29,610             87,855
   Cost of shares repurchased (129,041 and 337,918 shares,
     respectively)                                                      (1,458,947)        (3,197,340)
                                                                   ---------------    ---------------
Total                                                                     (217,821)        (1,466,721)
                                                                   ---------------    ---------------
CLASS C
   Proceeds from sales of shares (45,979 and 56,132 shares,
     respectively)                                                         513,580            541,411
   Net asset value of shares issued from reinvestment of
     distributions (787 and 1,998 shares, respectively)                      8,226             18,407
   Cost of shares repurchased (16,141 and 41,535 shares,
     respectively)                                                        (179,916)          (393,976)
                                                                   ---------------    ---------------
Total                                                                      341,890            165,842
                                                                   ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS            (2,284,232)         5,732,294
                                                                   ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                 8,953,120         12,895,544

NET ASSETS
   Beginning of period                                                  78,937,665         66,042,121
                                                                   ---------------    ---------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME OF $599,631 AND $818,277, RESPECTIVELY)                $    87,890,785    $    78,937,665
                                                                   ===============    ===============

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED NOVEMBER 30
                                                MAY 31, 2006      -------------------------------------------------------------
                                                (UNAUDITED)         2005         2004       2003          2002          2001
Net asset value, beginning of period            $    10.96        $   9.84     $  8.21     $  7.11      $   7.92      $   11.39
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                    0.09            0.11        0.11        0.06          0.02          (0.01)
   Net realized and unrealized gain (loss)            1.56            1.21        1.70        1.04         (0.83)         (2.45)
                                                ----------        --------     -------     -------      --------      ---------
     TOTAL FROM INVESTMENT OPERATIONS                 1.65            1.32        1.81        1.10         (0.81)         (2.46)
                                                ----------        --------     -------     -------      --------      ---------
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.12)          (0.20)      (0.18)         --            --             --
   Distributions from net realized gains                --              --          --          --            --          (1.01)
                                                ----------        --------     -------     -------      --------      ---------
     TOTAL DISTRIBUTIONS                             (0.12)          (0.20)      (0.18)         --            --          (1.01)
                                                ----------        --------     -------     -------      --------      ---------
Change in net asset value                             1.53            1.12        1.63        1.10         (0.81)         (3.47)
                                                ----------        --------     -------     -------      --------      ---------
NET ASSET VALUE, END OF PERIOD                  $    12.49        $  10.96     $  9.84        8.21      $   7.11      $    7.92
                                                ==========        ========     =======     =======      ========      =========
Total return(1)                                      15.18%(4)       13.61%      22.36%      15.47%       (10.23)%       (23.67)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $   79,054        $ 71,335     $57,946     $51,664      $ 52,234      $  73,833
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                             1.57%(3)        1.79%       1.83%       2.02%         1.90%          1.81%
   Gross operating expenses                           1.67%(3)        1.89%       1.83%       2.02%         1.90%          1.81%
   Net investment income (loss)                       1.45%(3)        1.06%       1.23%       0.90%         0.19%         (0.10)%
Portfolio turnover                                      44%(4)         142%         50%         38%           33%            76%

                                                                                   CLASS B
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED NOVEMBER 30
                                                MAY 31, 2006      -------------------------------------------------------------
                                                (UNAUDITED)         2005        2004        2003          2002           2001
Net asset value, beginning of period            $    10.04        $   9.04     $  7.56     $  6.60      $   7.40      $   10.78
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                    0.04            0.04        0.04        0.01         (0.04)         (0.08)
   Net realized and unrealized gain (loss)            1.43            1.10        1.57        0.95         (0.76)         (2.29)
                                                ----------        --------     -------     -------      --------      ---------
     TOTAL FROM INVESTMENT OPERATIONS                 1.47            1.14        1.61        0.96         (0.80)         (2.37)
                                                ----------        --------     -------     -------      --------      ---------
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.05)          (0.14)      (0.13)         --            --             --
   Distributions from net realized gains                --              --          --          --            --          (1.01)
                                                ----------        --------     -------     -------      --------      ---------
     TOTAL DISTRIBUTIONS                             (0.05)          (0.14)      (0.13)         --            --          (1.01)
                                                ----------        --------     -------     -------      --------      ---------
Change in net asset value                             1.42            1.00        1.48        0.96         (0.80)         (3.38)
                                                ----------        --------     -------     -------      --------      ---------
NET ASSET VALUE, END OF PERIOD                  $    11.46        $  10.04     $  9.04     $  7.56      $   6.60      $    7.40
                                                ==========        ========     =======     =======      ========      =========
Total return(1)                                      14.72%(4)       12.74%      21.52%      14.55%       (10.81)%       (24.24)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $    6,666        $  6,008     $ 6,809     $ 7,377      $  8,562      $  12,047
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                             2.32%(3)        2.55%       2.58%       2.78%         2.65%          2.56%
   Gross operating expenses                           2.42%(3)        2.63%       2.58%       2.78%         2.65%          2.56%
   Net investment income (loss)                       0.69%(3)        0.43%       0.45%       0.14%        (0.56)%        (0.85)%
Portfolio turnover                                      44%(4)         142%         50%         38%           33%            76%

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.


                        See Notes to Financial Statements

Phoenix International Strategies Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS C
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED NOVEMBER 30
                                                MAY 31, 2006      -------------------------------------------------------------
                                                (UNAUDITED)         2005         2004        2003         2002          2001
Net asset value, beginning of period            $    10.00        $   9.01     $  7.54     $  6.56      $   7.37      $   10.74
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                    0.05            0.04        0.04        0.01         (0.04)         (0.07)
   Net realized and unrealized gain (loss)            1.42            1.09        1.56        0.97         (0.77)         (2.29)
                                                ----------        --------     -------     -------      --------      ---------
     TOTAL FROM INVESTMENT OPERATIONS                 1.47            1.13        1.60        0.98         (0.81)         (2.36)
                                                ----------        --------     -------     -------      --------      ---------
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.05)          (0.14)      (0.13)         --            --             --
   Distributions from net realized gains                --              --          --          --            --          (1.01)
                                                ----------        --------     -------     -------      --------      ---------
     TOTAL DISTRIBUTIONS                             (0.05)          (0.14)      (0.13)         --            --          (1.01)
                                                ----------        --------     -------     -------      --------      ---------
Change in net asset value                             1.42            0.99        1.47        0.98         (0.81)         (3.37)
                                                ----------        --------     -------     -------      --------      ---------
NET ASSET VALUE, END OF PERIOD                  $    11.42        $  10.00     $  9.01     $  7.54      $   6.56      $    7.37
                                                ==========        ========     =======     =======      ========      =========
Total return(1)                                      14.78%(4)       12.67%      21.45%      14.94%       (10.99)%       (24.23)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $    2,171        $  1,595     $ 1,286     $ 1,029      $  1,017      $   1,446

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                             2.30%(3)        2.55%       2.58%       2.78%         2.65%          2.56%
   Gross operating expenses                           2.40%(3)        2.64%       2.58%       2.78%         2.65%          2.56%
   Net investment income (loss)                       0.90%(3)        0.39%       0.48%       0.14%        (0.56)%        (0.81)%
Portfolio turnover                                      44%(4)         142%         50%         38%           33%            76%

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

PHOENIX REAL ESTATE SECURITIES FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Real Estate Securities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

      Real Estate             Beginning          Ending       Expenses Paid
    Securities Fund         Account Value     Account Value      During
        Class A           November 30, 2005   May 31, 2006       Period*
-----------------------   -----------------   -------------   -------------
Actual                        $1,000.00         $1,098.40         $6.80

Hypothetical (5% return
   before expenses)            1,000.00          1,018.37          6.56

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.30%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      Real Estate             Beginning          Ending       Expenses Paid
    Securities Fund         Account Value     Account Value      During
        Class B           November 30, 2005   May 31, 2006       Period*
-----------------------   -----------------   -------------   -------------
Actual                        $1,000.00         $1,094.00        $10.65

Hypothetical (5% return
   before expenses)            1,000.00          1,014.63         10.30

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.04%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      Real Estate             Beginning          Ending       Expenses Paid
    Securities Fund         Account Value     Account Value      During
        Class C           November 30, 2005   May 31, 2006       Period*
-----------------------   -----------------   -------------   -------------
Actual                        $1,000.00         $1,094.20        $10.70

Hypothetical (5% return
   before expenses)            1,000.00          1,014.59         10.34

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.05%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Real Estate Securities Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            5/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Apartments                                      20%
Office                                          20
Regional Malls                                  15
Lodging/Resorts                                 12
Shopping Centers                                11
Industrial                                       7
Self-Storage                                     6
Other                                            9

                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006
                                  (UNAUDITED)

                                                        SHARES            VALUE
                                                      -----------     --------------
DOMESTIC COMMON STOCKS--98.6%

REAL ESTATE INVESTMENT TRUSTS--98.6%

DIVERSIFIED--4.4%
Vornado Realty Trust ...............................      499,633     $   44,912,010

HEALTH CARE--1.8%
Ventas, Inc. .......................................      551,204         17,881,058

INDUSTRIAL/OFFICE--29.3%

INDUSTRIAL--7.4%
AMB Property Corp. .................................      416,281         20,576,770
ProLogis ...........................................    1,110,147         54,896,769
                                                                      --------------
                                                                          75,473,539
                                                                      --------------
MIXED--2.0%
Digital Realty Trust, Inc. .........................      618,766         15,531,027
PS Business Parks, Inc. ............................       79,708          4,236,480
                                                                      --------------
                                                                          19,767,507
                                                                      --------------
OFFICE--19.9%
Alexandria Real Estate Equities, Inc. ..............      300,106         25,196,900
Boston Properties, Inc. ............................      495,917         41,979,374
Corporate Office Properties Trust ..................      874,347         34,536,706
Kilroy Realty Corp. ................................      360,915         23,939,492
Reckson Associates Realty Corp. ....................      702,825         27,016,593
SL Green Realty Corp. ..............................      499,506         49,555,990
                                                                      --------------
                                                                         202,225,055
                                                                      --------------
------------------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                                  297,466,101
------------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                      -----------     --------------
LODGING/RESORTS--11.5%
DiamondRock Hospitality Co. ........................      460,836     $    6,990,882
Host Hotels & Resorts, Inc. ........................    2,642,371         53,032,377
LaSalle Hotel Properties ...........................      413,063         17,154,506
Strategic Hotel & Resorts, Inc. ....................      761,126         15,618,306
Sunstone Hotel Investors, Inc. .....................      870,548         24,114,180
------------------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                                    116,910,251
------------------------------------------------------------------------------------

RESIDENTIAL--20.5%

APARTMENTS--20.5%
Apartment Investment & Management Co.
Class A ............................................      140,774          6,088,476

Archstone-Smith Trust ..............................      802,216         38,787,144
AvalonBay Communities, Inc. ........................      306,690         32,601,147
Camden Property Trust ..............................      306,548         21,887,527
Equity Residential .................................    1,203,700         53,083,170
Essex Property Trust, Inc. .........................      312,921         33,326,086
United Dominion Realty Trust, Inc. .................      814,694         22,004,885
------------------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                        207,778,435
------------------------------------------------------------------------------------

RETAIL--25.2%

REGIONAL MALLS--14.7%
General Growth Properties, Inc. ....................      934,295         40,884,749
Macerich Co. (The) .................................      492,394         33,930,871
Simon Property Group, Inc. .........................      938,554         74,737,055
                                                                      --------------
                                                                         149,552,675
                                                                      --------------
SHOPPING CENTERS--10.5%
Developers Diversified Realty Corp. ................      715,464         36,595,983
Kimco Realty Corp. .................................      957,279         34,318,452

                       See Notes to Financial Statements

Phoenix Real Estate Securities Fund

                                                        SHARES            VALUE
                                                      -----------     --------------
SHOPPING CENTERS--CONTINUED

Pan Pacific Retail Properties, Inc. ................      262,111     $   17,370,096
Regency Centers Corp. ..............................      302,126         18,613,983
                                                                      --------------
                                                                         106,898,514
                                                                      --------------
------------------------------------------------------------------------------------
TOTAL RETAIL                                                             256,451,189
------------------------------------------------------------------------------------

SELF STORAGE--5.9%
Extra Space Storage, Inc. ..........................    1,114,782         16,933,539
Public Storage, Inc. ...............................      599,900         43,000,832
------------------------------------------------------------------------------------
                                                                          59,934,371
------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $721,831,800)                                         1,001,333,415
------------------------------------------------------------------------------------

                                                          PAR
                                                         VALUE
                                                         (000)
                                                      -----------
SHORT-TERM INVESTMENTS(b)--1.3%

COMMERCIAL PAPER--1.3%
CAFCO LLC 5.05%, 6/1/06 ............................  $     4,000          4,000,000
Sysco Corp. 5%, 6/14/06 ............................        2,130          2,126,154
George Street Finance LLC 5.04%, 6/28/06 ...........        1,500          1,494,330
Govco, Inc. 5.01%, 6/28/06 .........................          835            831,862
General Electric Capital Corp. 4.87%, 6/29/06 ......        3,500          3,486,917

International Lease Finance Corp.
5.06%, 9/13/06 .....................................        1,223          1,204,829
------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $13,144,212)                                             13,144,092
------------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $734,976,012)                                         1,014,477,507(a)

Other assets and liabilities, net--0.1%                                      783,173
                                                                      --------------
NET ASSETS--100.0%                                                    $1,015,260,680
                                                                      ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $278,392,458 and gross depreciation of $158,781 for federal income tax purposes. At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $736,243,830.

(b)   The rate shown is the discount rate.

                        See Notes to Financial Statements

Phoenix Real Estate Securities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $734,976,012)                              $  1,014,477,507
Cash                                                                      4,983
Receivables
   Fund shares sold                                                   5,063,624
   Dividends                                                            903,192
Prepaid expenses                                                         74,015
                                                               ----------------
     Total assets                                                 1,020,523,321
                                                               ----------------
LIABILITIES
Payables
   Fund shares repurchased                                            2,826,628
   Investment securities purchased                                    1,024,950
   Investment advisory fee                                              602,459
   Distribution and service fees                                        305,947
   Transfer agent fee                                                   289,802
   Financial agent fee                                                   66,217
   Trustees' fee                                                         22,930
   Other accrued expenses                                               123,708
                                                               ----------------
     Total liabilities                                                5,262,641
                                                               ----------------
NET ASSETS                                                     $  1,015,260,680
                                                               ================
Net Assets Consist of:
Capital paid in on shares of beneficial interest               $    711,519,595
Undistributed net investment income                                   5,907,753
Accumulated net realized gain                                        18,331,837
Net unrealized appreciation                                         279,501,495
                                                               ----------------
NET ASSETS                                                     $  1,015,260,680
                                                               ================

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $877,628,936)                 29,276,352
Net asset value per share                                      $          29.98
Offering price per share $29.98/(1-5.75%)                      $          31.81

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $59,341,987)                   2,001,651
Net asset value and offering price per share                   $          29.65

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $78,289,757)                   2,615,175
Net asset value and offering price per share                   $          29.94

                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                      $     17,629,876
Interest                                                                743,622
                                                               ----------------
     Total investment income                                         18,373,498
                                                               ----------------
EXPENSES
Investment advisory fee                                               3,634,587
Service fees, Class A                                                 1,041,677
Distribution and service fees, Class B                                  308,963
Distribution and service fees, Class C                                  375,373
Financial agent fee                                                     298,603
Transfer agent                                                          837,485
Printing                                                                193,713
Custodian                                                                42,033
Trustees                                                                 39,396
Registration                                                             30,458
Professional                                                             18,632
Miscellaneous                                                            42,457
                                                               ----------------
     Total expenses                                                   6,863,377
Less expenses reimbursed by investment adviser                          (47,774)
Custodian fees paid indirectly                                             (816)
                                                               ----------------
     Net expenses                                                     6,814,787
                                                               ----------------
NET INVESTMENT INCOME (LOSS)                                         11,558,711
                                                               ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                              18,502,893
Net change in unrealized appreciation (depreciation) on
   investments                                                       52,968,710
                                                               ----------------
NET GAIN (LOSS) ON INVESTMENTS                                       71,471,603
                                                               ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $     83,030,314
                                                               ================

                       See Notes to Financial Statements

Phoenix Real Estate Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Six Months
                                                                                      Ended           Year Ended
                                                                                  May 31, 2006       November 30,
                                                                                   (Unaudited)           2005
                                                                                 ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                                                  $    11,558,711    $    11,719,305
   Net realized gain (loss)                                                           18,502,893         19,166,860
   Net change in unrealized appreciation (depreciation)                               52,968,710         99,738,773
                                                                                 ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        83,030,314        130,624,938
                                                                                 ---------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (6,870,051)        (9,881,106)
   Net investment income, Class B                                                       (309,563)          (506,822)
   Net investment income, Class C                                                       (359,139)          (438,911)
   Net realized short-term gains, Class A                                               (446,101)        (2,379,413)
   Net realized short-term gains, Class B                                                (36,021)          (260,944)
   Net realized short-term gains, Class C                                                (41,021)          (182,948)
   Net realized long-term gains, Class A                                             (15,980,900)       (27,309,066)
   Net realized long-term gains, Class B                                              (1,290,391)        (2,994,920)
   Net realized long-term gains, Class C                                              (1,469,532)        (2,099,729)
                                                                                 ---------------    ---------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (26,802,719)       (46,053,859)
                                                                                 ---------------    ---------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (7,281,843 and 15,369,429 shares, respectively)     219,629,355        390,796,357
   Net asset value of shares issued from reinvestment of distributions
     (692,238 and 1,262,818 shares, respectively)                                     19,516,421         31,804,672
   Cost of shares repurchased (4,902,149 and 10,499,223 shares, respectively)       (147,193,554)      (268,156,590)
                                                                                 ---------------    ---------------
Total                                                                                 91,952,222        154,444,439
                                                                                 ---------------    ---------------
CLASS B
   Proceeds from sales of shares (138,672 and 456,111 shares, respectively)            4,090,438         11,391,586
   Net asset value of shares issued from reinvestment of distributions
     (43,068 and 105,122 shares, respectively)                                         1,192,488          2,620,787
   Cost of shares repurchased (299,613 and 734,022 shares, respectively)              (8,895,805)       (18,433,009)
                                                                                 ---------------    ---------------
Total                                                                                 (3,612,879)        (4,420,636)
                                                                                 ---------------    ---------------
CLASS C
   Proceeds from sales of shares (495,243 and 1,186,746 shares, respectively)         14,911,774         30,052,784
   Net asset value of shares issued from reinvestment of distributions
     (51,135 and 80,193 shares, respectively)                                          1,430,432          2,019,144
   Cost of shares repurchased (340,926 and 367,148 shares, respectively)             (10,198,387)        (9,420,158)
                                                                                 ---------------    ---------------
Total                                                                                  6,143,819         22,651,770
                                                                                 ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          94,483,162        172,675,573
                                                                                 ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                             150,710,757        257,246,652
NET ASSETS
   Beginning of period                                                               864,549,923        607,303,271
                                                                                 ---------------    ---------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $5,907,753 AND $1,887,795, RESPECTIVELY)                                 $ 1,015,260,680    $   864,549,923
                                                                                 ===============    ===============

                        See Notes to Financial Statements

Phoenix Real Estate Securities Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS A
                                           ------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                YEAR ENDED NOVEMBER 30
                                           MAY 31, 2006       -----------------------------------------------------------------
                                           (UNAUDITED)          2005          2004          2003          2002          2001
Net asset value, beginning of period         $   28.15        $   25.46     $   20.09     $   15.59     $   15.23     $   14.42
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                0.37             0.43          0.44          0.62          0.69          0.58
   Net realized and unrealized gain (loss)        2.34             4.08          5.60          4.62          1.04          0.81
                                             ---------        ---------     ---------     ---------     ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS             2.71             4.51          6.04          5.24          1.73          1.39
                                             ---------        ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.25)           (0.42)        (0.50)        (0.62)        (0.68)        (0.58)
   Distributions from net realized gains         (0.63)           (1.40)        (0.17)        (0.12)        (0.69)           --
                                             ---------        ---------     ---------     ---------     ---------     ---------
     TOTAL DISTRIBUTIONS                         (0.88)           (1.82)        (0.67)        (0.74)        (1.37)        (0.58)
                                             ---------        ---------     ---------     ---------     ---------     ---------
Change in net asset value                         1.83             2.69          5.37          4.50          0.36          0.81
                                             ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD               $   29.98        $   28.15     $   25.46     $   20.09     $   15.59     $   15.23
                                             =========        =========     =========     =========     =========     =========
Total return(1)                                   9.84%(4)        18.67%        30.68%        34.81%        12.05%         9.85%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $ 877,629        $ 737,744     $ 511,107     $ 260,615     $  51,440     $  22,108

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.30%(3)         1.30%         1.28%         1.30%         1.30%         1.30%
   Gross operating expenses                       1.31%(3)         1.30%         1.28%         1.34%         1.61%         1.76%
   Net investment income                          2.49%(3)         1.68%         1.98%         3.52%         4.48%         3.97%
Portfolio turnover                                  11%(4)           22%           28%           16%           14%           39%

                                                                                  CLASS B
                                            -----------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                               YEAR ENDED NOVEMBER 30
                                            MAY 31, 2006      -----------------------------------------------------------------
                                            (UNAUDITED)         2005          2004           2003          2002          2001
Net asset value, beginning of period         $   27.86        $   25.21     $   19.91     $   15.46     $   15.11     $   14.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                0.26             0.23          0.27          0.48          0.57          0.48
   Net realized and unrealized gain (loss)        2.31             4.05          5.54          4.59          1.03          0.80
                                             ---------        ---------     ---------     ---------     ---------     ---------
     TOTAL FROM INVESTMENT OPERATIONS             2.57             4.28          5.81          5.07          1.60          1.28
                                             ---------        ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.15)           (0.23)        (0.34)        (0.50)        (0.56)        (0.46)
   Distributions from net realized gains         (0.63)           (1.40)        (0.17)        (0.12)        (0.69)           --
                                             ---------        ---------     ---------     ---------     ---------     ---------
     TOTAL DISTRIBUTIONS                         (0.78)           (1.63)        (0.51)        (0.62)        (1.25)        (0.46)
                                             ---------        ---------     ---------     ---------     ---------     ---------
Change in net asset value                         1.79             2.65          5.30          4.45          0.35          0.82
                                             ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD               $   29.65        $   27.86     $   25.21     $   19.91     $   15.46     $   15.11
                                             =========        =========     =========     =========     =========     =========
Total return(1)                                   9.40%(4)        17.81%        29.74%        33.76%        11.23%         9.09%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $  59,342        $  59,042     $  57,797     $  39,299     $  17,984     $  12,565

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.04%(3)         2.05%         2.03%         2.05%         2.05%         2.05%
   Gross operating expenses                       2.05%(3)         2.05%         2.03%         2.09%         2.37%         2.52%
   Net investment income                          1.76%(3)         0.93%         1.25%         2.79%         3.70%         3.25%
Portfolio turnover                                  11%(4)           22%           28%           16%           14%           39%

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.

                       See Notes to Financial Statements

Phoenix Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       CLASS C
                                           ---------------------------------------------------------------
                                            SIX MONTHS                                          FROM
                                               ENDED         YEAR ENDED NOVEMBER 30          INCEPTION
                                           MAY 31, 2006    --------------------------    JULY 25, 2003 TO
                                            (UNAUDITED)         2005          2004       NOVEMBER 30, 2003
Net asset value, beginning of period         $   28.12        $   25.43     $   20.07       $   17.90
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                0.26             0.25          0.26            0.19
   Net realized and unrealized gain (loss)        2.34             4.07          5.61            2.13
                                             ---------        ---------     ---------       ---------
       TOTAL FROM INVESTMENT OPERATIONS           2.60             4.32          5.87            2.32
                                             ---------        ---------     ---------       ---------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.15)           (0.23)        (0.34)          (0.15)
   Distributions from net realized gains         (0.63)           (1.40)        (0.17)             --
                                             ---------        ---------     ---------       ---------
       TOTAL DISTRIBUTIONS                       (0.78)           (1.63)        (0.51)          (0.15)
                                             ---------        ---------     ---------       ---------
Change in net asset value                         1.82             2.69          5.36            2.17
                                             ---------        ---------     ---------       ---------
NET ASSET VALUE, END OF PERIOD               $   29.94        $   28.12     $   25.43       $   20.07
                                             =========        =========     =========       =========
Total return(1)                                   9.42%(4)        17.80%        29.78%          13.03%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $  78,290        $  67,764     $  38,399       $   4,785

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.05%(3)         2.05%         2.03%           2.05%(3)
   Gross operating expenses                       2.06%(3)         2.05%         2.03%           2.07%(3)
   Net investment income                          1.74%(3)         0.97%         1.17%           2.88%(3)
Portfolio turnover                                  11%(4)           22%           28%             16%(4)

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.

                       See Notes to Financial Statements

PHOENIX TAX-EXEMPT BOND FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                   Ending
      Tax-Exempt               Beginning           Account      Expenses Paid
       Bond Fund             Account Value          Value          During
        Class A            November 30, 2005    May 31, 2006       Period*
-----------------------    ------------------   -------------   -------------
Actual                         $1,000.00        $1,010.70           $4.64

Hypothetical (5% return
     before expenses)           1,000.00         1,020.26            4.67

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.93%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                                   Ending
      Tax-Exempt               Beginning           Account      Expenses Paid
       Bond Fund             Account Value          Value          During
        Class B            November 30, 2005    May 31, 2006       Period*
-----------------------    ------------------   -------------   -------------
Actual                         $1,000.00          $1,006.90         $8.41

Hypothetical (5% return
     before expenses)           1,000.00           1,016.45          8.48

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.68%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Tax-Exempt Bond Fund

--------------------------------------------------------------------------------
STATE WEIGHTINGS (UNAUDITED)                                             5/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

California                   17%
Texas                        15
Louisiana                     7
New Jersey                    6
Virginia                      6
Kentucky                      6
Wisconsin                     6
Other                        37

                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                          PAR
                                                         VALUE
                                                         (000)            VALUE
                                                      -----------     --------------
MUNICIPAL BONDS(d)--97.1%

ALABAMA--2.2%
Birmingham Capital Improvement Series A
5.50%, 8/1/25 ......................................  $     1,000     $    1,063,350

ARIZONA--1.0%
Chandler Industrial Development Authority
4.375%, 12/1/35 ....................................          500            505,380

ARKANSAS--0.3%
Drew County Public Facilities Board Single
Family Mortgage Series A-2 7.90%, 8/1/11
(FNMA Collateralized) ..............................           39             38,969

Jacksonville Residential Housing Facilities Board
Single Family Mortgage Series A-2 7.90%, 1/1/11
(FNMA Collateralized) ..............................           40             40,479

Lonoke County Residential Housing Facilities
Board Single Family Mortgage Series A-2
7.90%, 4/1/11 (FNMA Collateralized) ................           53             54,100

Stuttgart Public Facilities Board Single Family
Mortgage Series A-2 7.90%, 9/1/11
(FNMA Collateralized) ..............................           18             17,650
                                                                      --------------
                                                                             151,198
                                                                      --------------

CALIFORNIA--17.4%
California State 5%, 2/1/20 ........................          750            776,475

Los Angeles Unified School District Election of
1997 Series E 5.125%, 1/1/27 (MBIA Insured) ........        1,120          1,168,888

                                                          PAR
                                                         VALUE
                                                         (000)            VALUE
                                                      -----------     --------------
CALIFORNIA--CONTINUED)
Riverside County Single Family Issue B
8.625%, 5/1/16 (GNMA Collateralized)(c) ............  $     4,300     $    5,820,308

South Gate Utility Authority 0%, 10/1/19
(FGIC Insured) .....................................        1,385            744,908
                                                                      --------------
                                                                           8,510,579
                                                                      --------------

CONNECTICUT--3.8%
Connecticut State Health & Educational Facilities
Authority Series C 5%, 7/1/25 (Radian Insured) .....          325            331,640

Mashantucket Western Pequot Tribe
Series A 144A 6.50%, 9/1/06(b)(c) ..................          495            498,267

Mashantucket Western Pequot Tribe
Series B 144A 5.60%, 9/1/09(b) .....................        1,000          1,039,610
                                                                      --------------
                                                                           1,869,517
                                                                      --------------

DELAWARE--1.0%
Wilmington Parking Authority 4.375%, 3/15/35
(MBIA Insured) .....................................          500            477,510

FLORIDA--4.6%
Brevard County Health Facilities Authority
5%, 4/1/34 .........................................          500            504,215

Dade County Series CC 7.125%, 10/1/12
(AMBAC Insured) ....................................        1,490          1,754,103
                                                                      --------------
                                                                           2,258,318
                                                                      --------------

                       See Notes to Financial Statements

Phoenix Tax-Exempt Bond Fund

                                                          PAR
                                                         VALUE
                                                         (000)            VALUE
                                                      -----------     --------------
GEORGIA--4.3%
Cartersville Development Authority
5.625%, 5/1/09 .....................................  $     2,000     $    2,088,240

ILLINOIS--5.6%
Chicago Board of Education Certificate of
Participation Series A 6%, 1/1/20 (MBIA Insured) ...          500            574,995

Illinois Finance Authority Series A 5%,
7/1/23 (XLCA Insured) ..............................          500            516,405

Illinois Health Facilities Authority Series C
7%, 4/1/08 (FSA Insured) ...........................          585            606,329

Metropolitan Pier & Exposition Authority
6.50%, 6/15/07 (FGIC Insured)(c) ...................           30             30,501

Metropolitan Pier & Exposition Authority
Series A 5.50%, 6/15/27 ............................        1,000          1,001,530
                                                                      --------------
                                                                           2,729,760
                                                                      --------------

KENTUCKY--5.8%
Kentucky State Turnpike Authority 0%, 1/1/10
(FGIC Insured) .....................................        3,300          2,856,645

LOUISIANA--7.5%
Louisiana Local Government Environmental
Facilities & Community Development Authority
5.25%, 12/1/18 (AMBAC Insured) .....................        2,500          2,640,875

Orleans Parish Parishwide School District
Series B 5.50%, 9/1/20 (FGIC Insured) ..............        1,000          1,027,600
                                                                      --------------
                                                                           3,668,475
                                                                      --------------

MICHIGAN--1.5%
Coldwater Community Schools 5.625%, 5/1/15
Prerefunded 5/1/11 @100 (Q-SBLF Guaranteed) ........          700            759,262

NEW JERSEY--6.1%
Camden County Municipal Utilities Authority
Series B 0%, 9/1/11 (FGIC Insured) .................        3,000          2,426,640

New Jersey State Transportation Trust Fund
Authority Series A 5.25%, 12/15/22 .................          500            538,530
                                                                      --------------
                                                                           2,965,170
                                                                      --------------

NEW YORK--0.4%
Long Island Power Authority Series B
5%, 12/1/35 ........................................          200            204,738

                                                          PAR
                                                         VALUE
                                                         (000)            VALUE
                                                      -----------     --------------
NORTH CAROLINA--3.0%
North Carolina Municipal Power Agency No. 1
Catawba Electric 6%, 1/1/09 (AMBAC Insured) ........  $     1,385     $    1,461,383

PENNSYLVANIA--1.3%
Delaware County Authority Series A
5%, 6/1/21 (Radian Insured) ........................          625            643,231

TENNESSEE--3.5%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
6%, 12/1/16 (AMBAC Insured) ........................        1,500          1,700,745

TEXAS--15.2%
Alvin Independent School District
4.50%, 2/15/26 (PSF Guaranteed) ....................          500            486,590

Canyon Independent School District Series A
5.375%, 2/15/24 (PSF Guaranteed) ...................        1,170          1,248,016

Killeen 4.70%, 8/1/24 (MBIA Insured) ...............          340            340,734

Northwest Independent School District
5%, 8/15/28 (PSF Guaranteed) .......................        1,225          1,257,132

San Antonio Electric & Gas 5%, 2/1/12(c) ...........           15             15,908

Texas State Public Finance Authority
6.25%, 8/1/09 (MBIA Insured) .......................        1,030          1,065,277

United Independent School District
4.50%, 8/15/30 (PSF Guaranteed) ....................        1,000            964,210

University of Texas Permanent University Fund
Series B 5%, 7/1/26 ................................        1,000          1,036,920

Williamson County 5.25%, 2/15/25 (FSA Insured) .....        1,000          1,050,560
                                                                      --------------
                                                                           7,465,347
                                                                      --------------

VIRGINIA--5.9%
Pittsylvania County Industrial Development
Authority Series A 7.45%, 1/1/09 ...................          700            708,617

Upper Occoquan Sewage Authority Series A
5.15%, 7/1/20 (MBIA Insured) .......................        2,000          2,184,660
                                                                      --------------
                                                                           2,893,277
                                                                      --------------
WEST VIRGINIA--1.0%
Monongalia County Building Commission
Series A 5%, 7/1/30 ................................          500            495,830

                       See Notes to Financial Statements

Phoenix Tax-Exempt Bond Fund

                                                          PAR
                                                         VALUE
                                                         (000)            VALUE
                                                      -----------     --------------
WISCONSIN--5.8%
Wisconsin State Clean Water Series 1
6.875%, 6/1/11 .....................................  $       750     $      829,582

Wisconsin State Health and Educational
Facilities Authority Howard Young 5%, 8/15/18
(Radian Insured) ...................................        2,000          2,023,220
                                                                      --------------
                                                                           2,852,802
                                                                      --------------

------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $45,208,154)                                             47,620,757
------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $45,208,154)                                             47,620,757
------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.9%

COMMERCIAL PAPER(e)--3.9%
UBS Finance Delaware LLC 5.05%, 6/1/06 .............        1,890          1,890,000
------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,890,000)                                               1,890,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.0%
(IDENTIFIED COST $47,098,154)                                             49,510,757(a)
Other assets and liabilities, net--(1.0)%
                                                                            (497,729)
                                                                      --------------
NET ASSETS--100.0%                                                    $   49,013,028
                                                                      ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,576,748 and gross depreciation of $142,933 for federal income tax purposes. At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $47,076,942.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to a value of $1,537,877 or 3.1% of net assets.

(c)   Escrowed to maturity.

(d) At May 31, 2006, 74% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AMBAC 15.4%, FGIC 14.5%, GNMA 11.9% and MBIA 11.9%.

(e)   The rate shown is the discount rate.

                       See Notes to Financial Statements

Phoenix Tax-Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $47,098,154)                                 $   49,510,757
Cash                                                                      1,874
Receivables
   Interest                                                             640,941
   Fund shares sold                                                       3,534
Trustee retainer                                                          4,768
Prepaid expenses                                                         14,292
                                                                 --------------
     Total assets                                                    50,176,166
                                                                 --------------

LIABILITIES
Payables
   Investment securities purchased                                      878,629
   Fund shares repurchased                                              139,757
   Dividend distributions                                                77,401
   Transfer agent fee                                                    13,132
   Distribution and service fees                                         11,141
   Investment advisory fee                                                7,668
   Financial agent fee                                                    5,068
   Other accrued expenses                                                30,342
                                                                 --------------
     Total liabilities                                                1,163,138
                                                                 --------------
NET ASSETS                                                       $   49,013,028
                                                                 ==============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $   46,423,581
Undistributed net investment income                                      61,173
Accumulated net realized gain                                           115,671
Net unrealized appreciation                                           2,412,603
                                                                 --------------
NET ASSETS                                                       $   49,013,028
                                                                 ==============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $ 47,988,658)                  4,558,471
Net asset value per share                                        $        10.53
Offering price per share $10.53/(1-4.75%)                        $        11.06

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $ 1,024,370)                      96,677
Net asset value and offering price per share                     $        10.60

                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $    1,238,562
                                                                 --------------
     Total investment income                                          1,238,562
                                                                 --------------

EXPENSES
Investment advisory fee                                                 115,016
Service fees, Class A                                                    62,400
Distribution and service fees, Class B                                    5,992
Financial agent fee                                                      31,425
Transfer agent                                                           34,872
Professional                                                             17,686
Trustees                                                                 11,697
Registration                                                             11,650
Printing                                                                  6,276
Custodian                                                                 5,187
Miscellaneous                                                            13,362
                                                                 --------------
     Total expenses                                                     315,563
Less expenses reimbursed by investment adviser                          (74,166)
Custodian fees paid indirectly                                             (311)
                                                                 --------------
     Net expenses                                                       241,086
                                                                 --------------
NET INVESTMENT INCOME (LOSS)                                            997,476
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                 116,593
Net change in unrealized appreciation (depreciation)
   on investments                                                      (589,063)
                                                                 --------------
NET GAIN (LOSS) ON INVESTMENTS                                         (472,470)
                                                                 --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     $      525,006
                                                                 ==============

                        See Notes to Financial Statements

Phoenix Tax-Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                     Six Months
                                                                                       Ended           Year Ended
                                                                                    May 31, 2006      November 30,
                                                                                    (Unaudited)           2005
                                                                                   --------------    --------------
FROM OPERATIONS
   Net investment income (loss)                                                    $      997,476    $    2,124,347
   Net realized gain (loss)                                                               116,593           208,069
   Net change in unrealized appreciation (depreciation)                                  (589,063)       (1,035,502)
                                                                                   --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            525,006         1,296,914
                                                                                   --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (1,009,053)       (2,055,450)
   Net investment income, Class B                                                         (19,520)          (53,157)
   Net realized short-term gains, Class A                                                 (52,520)         (209,885)
   Net realized short-term gains, Class B                                                  (1,520)           (7,251)
   Net realized long-term gains, Class A                                                 (138,462)         (861,431)
   Net realized long-term gains, Class B                                                   (4,008)          (29,798)
                                                                                   --------------    --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                           (1,225,083)       (3,216,972)
                                                                                   --------------    --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (54,335 and 125,885 shares, respectively)                578,215         1,366,560
   Net asset value of shares issued from reinvestment of distributions
     (70,258 and 174,544 shares, respectively)                                            746,292         1,896,112
   Cost of shares repurchased (379,606 and 1,007,337 shares, respectively)             (4,026,678)      (10,922,615)
                                                                                   --------------    --------------
Total                                                                                  (2,702,171)       (7,659,943)
                                                                                   --------------    --------------
CLASS B
   Proceeds from sales of shares (2,517 and 11,688 shares, respectively)                   27,010           126,598
   Net asset value of shares issued from reinvestment of distributions
     (1,261 and 3,794 shares, respectively)                                                13,482            41,503
   Cost of shares repurchased (50,433 and 72,273 shares, respectively)                   (541,289)         (790,257)
                                                                                   --------------    --------------
Total                                                                                    (500,797)         (622,156)
                                                                                   --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           (3,202,968)       (8,282,099)
                                                                                   --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                               (3,903,045)      (10,202,157)
NET ASSETS
   Beginning of period                                                                 52,916,073        63,118,230
                                                                                   --------------    --------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $61,173 AND $92,270, RESPECTIVELY)                                            $   49,013,028    $   52,916,073
                                                                                   ==============    ==============

                        See Notes to Financial Statements

Phoenix Tax-Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                            ----------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                          YEAR ENDED NOVEMBER 30
                                              MAY 31, 2006     ---------------------------------------------------------------------
                                               (UNAUDITED)        2005            2004          2003        2002(2)         2001
Net asset value, beginning of period          $    10.67       $    11.03      $    11.19    $    10.94    $    10.83    $    10.52
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.21(3)          0.40(3)         0.40          0.40          0.44          0.48
   Net realized and unrealized gain (loss)         (0.10)           (0.16)          (0.10)         0.24          0.13          0.35
                                              ----------       ----------      ----------    ----------    ----------    ----------
     TOTAL FROM INVESTMENT OPERATIONS               0.11             0.24            0.30          0.64          0.57          0.83
                                              ----------       ----------      ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.21)           (0.40)          (0.38)        (0.39)        (0.46)        (0.52)
   Distributions from net realized gains           (0.04)           (0.20)          (0.08)           --            --            --
                                              ----------       ----------      ----------    ----------    ----------    ----------
     TOTAL DISTRIBUTIONS                           (0.25)           (0.60)          (0.46)        (0.39)        (0.46)        (0.52)
                                              ----------       ----------      ----------    ----------    ----------    ----------
Change in net asset value                          (0.14)           (0.36)          (0.16)         0.25          0.11          0.31
                                              ----------       ----------      ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                $    10.53       $    10.67      $    11.03    $    11.19    $    10.94    $    10.83
                                              ==========       ==========      ==========    ==========    ==========    ==========
Total return(1)                                     1.07%(5)         2.17%           2.80%         5.96%         5.38%         8.09%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $   47,989       $   51,376      $   60,897    $   71,083    $   74,945    $   76,268

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                           0.93%(4)         1.12%           1.12%         1.11%         1.09%         1.11%
   Gross operating expenses                         1.22%(4)         1.20%           1.12%         1.11%         1.09%         1.11%
   Net investment income                            3.92%(4)         3.70%           3.60%         3.60%         4.02%         4.37%
Portfolio turnover                                     5%(5)            9%             28%           19%           41%           28%

                                                                                    CLASS B
                                            ----------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                          YEAR ENDED NOVEMBER 30
                                              MAY 31, 2006     ---------------------------------------------------------------------
                                               (UNAUDITED)        2005            2004          2003        2002(2)         2001
Net asset value, beginning of period          $    10.74       $    11.10      $    11.26    $    11.01    $    10.89    $    10.56
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.17(3)          0.32(3)         0.34          0.33          0.36          0.39
   Net realized and unrealized gain (loss)         (0.10)           (0.16)          (0.12)         0.23          0.14          0.37
                                              ----------       ----------      ----------    ----------    ----------    ----------
     TOTAL FROM INVESTMENT OPERATIONS               0.07             0.16            0.22          0.56          0.50          0.76
                                              ----------       ----------      ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.17)           (0.32)          (0.30)        (0.31)        (0.38)        (0.43)
   Distributions from net realized gains           (0.04)           (0.20)          (0.08)           --            --            --
                                              ----------       ----------      ----------    ----------    ----------    ----------
     TOTAL DISTRIBUTIONS                           (0.21)           (0.52)          (0.38)        (0.31)        (0.38)        (0.43)
                                              ----------       ----------      ----------    ----------    ----------    ----------
Change in net asset value                          (0.14)           (0.36)          (0.16)         0.25          0.12          0.33
                                              ----------       ----------      ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                $    10.60       $    10.74      $    11.10    $    11.26    $    11.01    $    10.89
                                              ==========       ==========      ==========    ==========    ==========    ==========
Total return(1)                                     0.69%(5)         1.37%           2.03%         5.15%         4.62%         7.35%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $    1,024       $    1,540      $    2,221    $    3,891    $    5,387    $    5,118

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                           1.68%(4)         1.88%           1.86%         1.86%         1.84%         1.86%
   Gross operating expenses                         1.97%(4)         1.95%           1.86%         1.86%         1.84%         1.86%
   Net investment income (loss)                     3.16%(4)         2.94%           2.84%         2.85%         3.26%         3.62%
Portfolio turnover                                     5%(5)            9%             28%           19%           41%           28%

(1)   Sales charges are not reflected in the total return calculation.

(2) As required, effective December 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended November 30, 2002 was to decrease the ratio of net investment income to average net assets from 3.27% to 3.26% for Class
      B. There was no net effect for Class A. There was no net effect on net investment income (loss) per share or net realized and unrealized gain
      (loss) per share for either class. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(3)   Computed using average shares outstanding.

(4)   Annualized.

(5)   Not annualized.

                        See Notes to Financial Statements

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION

      Phoenix Multi-Portfolio Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently four Funds are offered for sale (each a "Fund"). The Phoenix Emerging Markets Bond Fund ("Emerging Market Bond Fund") is non-diversified and has an investment objective of high current income and a secondary objective of long-term capital appreciation. The Phoenix International Strategies Fund ("International Strategies Fund") is diversified and has an investment objective of high total return consistent with reasonable risk. The Phoenix Real Estate Securities Fund ("Real Estate Securities Fund") is non-diversified and has an investment objective of capital appreciation and income with approximately equal emphasis. The Phoenix Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") is diversified and has an investment objective of producing as high a level of current income exempt from federal income taxation as is consistent with the preservation of capital.

      The Funds offer the following classes of shares for sale:

                                   Class A     Class B    Class C
                                   -------     -------    -------
Emerging Markets Bond Fund            X           X          X
International Strategies Fund         X           X          X
Real Estate Securities Fund           X           X          X
Tax Exempt Bond Fund                  X           X         --

      Class A shares of the Real Estate Securities Fund and the International Strategies Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of the Emerging Markets Bond Fund and the Tax Exempt Bond Fund are sold with a front-end sales charge of up to 4.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2006 (UNAUDITED) (CONTINUED)

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. For the Tax-Exempt Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REIT INVESTMENTS:

      With respect to the Real Estate Securities Fund, dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. OPTIONS:

      Certain Funds may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

      Certain Funds may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

      Transactions in written options for the Emerging Markets Bond Fund for the period ended May 31, 2006 were as follows:

                                                     Number of    Premiums
                                                     Contracts    Received
                                                     ---------    --------
Option contracts outstanding at
   November 30, 2005 .............................      --        $     --
Option contracts written .........................      13           2,611
Option contracts sold ............................     (13)         (2,611)
Option contracts exercised .......................      --              --
Option contracts expired..........................      --              --
Option contracts outstanding as of
   May 31, 2006 ..................................      --        $     --

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2006 (UNAUDITED) (CONTINUED)

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. LOAN AGREEMENTS:

      Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

L. SWAP AGREEMENTS:

      Certain Funds may invest in swap agreements, including interest rate, index, and foreign currency exchange rate swaps. The Emerging Markets Fund may also invest in credit default and total return swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

      Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

      Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

      Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian.

M. CREDIT LINKED NOTES:

      The Emerging Markets Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, the Advisers (the "Advisers"), Phoenix Investment Counsel, Inc., ("PIC") for the Emerging Markets Bond Fund, International Strategies Fund and the Tax-Exempt Bond Fund and Duff & Phelps Investment Management Co. ("DPIM"), for the Real Estate Securities Fund, each an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                          1st        $1-2     $2 +
                                       $1 Billion   Billion  Billion
                                       ----------   -------  -------
Emerging Markets Bond Fund .........      0.75%      0.70%    0.65%
International Strategies Fund ......      0.85%      0.80%    0.75%
Real Estate Securities Fund ........      0.75%      0.70%    0.65%
Tax-Exempt Bond Fund ...............      0.45%      0.40%    0.35%

      The Adviser has contractually agreed to limit the Real Estate Securities Fund and the Tax-Exempt Bond Fund`s total operating expenses (excluding interest, taxes, and extraordinary expenses), through March 31, 2007, to the extent that such expenses do not exceed the following percentages of the average annual net asset values for each Fund:

                                    Class A   Class B   Class C
                                    Shares    Shares    Shares
                                    -------   -------   -------
Real Estate Securities Fund .....    1.30%     2.05%     2.05%
Tax-Exempt Bond Fund ............    0.85%     1.60%       --

      PIC has contractually agreed to a 0.10% waiver of management fees through September 30, 2006, for the International Strategies Fund.

      The Adviser will not seek to recapture any prior years' reimbursed or waived investment advisory fees.

      HSBC Halbis Partners (USA) Inc. ("HSBC") is the subadviser to the Emerging Markets Bond Fund ("the Fund"). PIC pays HSBC a subadvisory fee that is 50% of the gross management fee as calculated based on the average daily net assets of the Fund.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2006 (UNAUDITED) (CONTINUED)

      Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star") are the subadvisers to the International Strategies Fund. PIC pays Acadian a subadvisory fee, based on the schedule below, on the aggregated international assets managed by Acadian across all Phoenix Funds subadvised by Acadian:

                             1st           $200+ million        $500+
                         $200 million   through $500 million   million
                         ------------   --------------------   -------
Subadvisory Fee .......     0.50%              0.40%            0.35%

      PIC pays New Star a subadvisory fee, based on the schedule below, on the aggregated international assets managed by New Star across all Phoenix Funds subadvised by New Star:

                                            1st         $100+
                                        $100 million   million
                                        ------------   -------
Subadvisory Fee .....................       0.50%        0.40%

      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended May 31, 2006, as follows:

                                    Class A          Class B          Class C
                                  Net Selling       Deferred         Deferred
                                  Commissions     Sales Charges    Sales Charges
                                  -----------     -------------    -------------
Emerging Markets Bond Fund ......  $  1,874         $  10,362        $     120
International Strategies Fund ...     2,579             5,525               61
Real Estate Securities Fund .....    61,148            86,145           12,606
Tax-Exempt Bond Fund ............     2,207               189               --

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended May 31, 2006 the Trust incurred financial agent fees totaling $406,457.

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended May 31, 2006, transfer agent fees were $1,025,629 as reported in the Statement of Operations, of which PEPCO retained the following:

                                             Transfer Agent
                                                Retained
                                             --------------
Emerging Markets Bond Fund ...............     $    3,558
International Strategies Fund ............         31,708
Real Estate Securities Fund ..............        291,935
Tax-Exempt Bond Fund .....................          4,930

      At May 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares, which aggregated the following:

                                                                Aggregate
                                                                Net Asset
                                                    Shares        Value
                                                   ---------   -----------
Emerging Markets Bond Fund ....................        2,324   $    19,684
International Strategies Fund Class A .........    1,573,514    19,641,787
Real Estate Securities Fund Class A ...........      214,728     6,437,545

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and options) during the period ended May 31, 2006, were as follows:

                                       Purchases         Sales
                                     -------------   -------------
Emerging Markets Bond Fund ........  $  37,898,241   $  41,172,164
International Strategies Fund .....     38,043,736      39,847,168
Real Estate Securities Fund .......    191,648,765     107,794,901
Tax-Exempt Bond Fund ..............      2,595,637       6,016,912

      Purchases and sales of long-term U.S. Government and agency securities during the period ended May 31, 2006 were as follows:

                                       Purchases         Sales
                                     -------------   -------------
Emerging Markets Bond Fund ........  $          --   $   1,990,078

5. CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2006 (UNAUDITED) (CONTINUED)

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      At May 31, 2006, the Emerging Markets Bond Fund held $4,453,175 in investments issued by the Federative Republic of Brazil comprising 11.5% of the total net assets of the Fund, and the International Strategies Fund held $18,988,831 in investments issued by various Japanese companies comprising 22% of the total net assets of the Fund. The Tax-Exempt Bond Fund held $5,820,308 issued by Riverside County comprising 11.9% of the total net assets of the Fund.

6. 10% SHAREHOLDERS

      As of May 31, 2006, the International Strategies Fund and the Real Estate Securities Fund had single shareholder and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding as detailed below.

International Strategies Fund ....................     15.6%
Real Estate Securities Fund ......................     26.8%

      One account is affiliated with PNX.

7. INDEMNIFICATIONS

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

      The Funds have the following capital loss carryovers, which may be used to offset future capital gains:

                                                                  Expiration Year
                         -------------------------------------------------------------------------------------------------
                             2006           2008             2009             2010               2011            Total
                         ------------   -------------    ------------    --------------      ------------    -------------
Emerging Markets
   Bond Fund .........   $  4,141,783   $  15,783,427    $  5,098,571    $           --      $         --    $  25,023,781
International
   Strategies Fund ...             --              --          67,592        11,155,422         8,054,548       19,277,562

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX MULTI-PORTFOLIO FUND

101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES

E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
James M. Oates
Richard E. Segerson

OFFICERS

Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
James D. Wehr, Senior Vice President
Marc Baltuch, Vice President and
  Chief Compliance Officer
Nancy G. Curtiss, Chief Financial Officer
  and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
  Counsel and Secretary

INVESTMENT ADVISERS

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

Duff & Phelps Investment Management Co.
(Phoenix Real Estate Securities Fund)
55 East Monroe Street, Suite 3600
Chicago, IL 60603-5826

PRINCIPAL UNDERWRITER

Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT

Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US

Mutual Fund Services                1-800-243-1574
Advisor Consulting Group            1-800-243-4361
Telephone Orders                    1-800-367-5877
Text Telephone                      1-800-243-1926
Web site                          PHOENIXFUNDS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                      (This page intentionally left blank.)

                                                                --------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                  U.S.POSTAGE
                                                                     PAID
                                                                Louisville, KY
[LOGO] PHOENIXFUNDS SM                                          Permit No.1051
                                                                --------------
PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP490A
BPD26730                                                                    7-06




ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1) Not applicable.

    (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3) Not applicable.

    (b)    Certifications  pursuant to Rule 30a-2(b) under the 1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Multi-Portfolio Fund
            ----------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         ---------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date      July 27, 2006
    ------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         ---------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date      July 27, 2006
    ------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         ---------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date      July 27, 2006
    ------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.